                                                       SEMI-ANNUAL REPORT
THE HIRTLE CALLAGHAN TRUST

                               December 31, 1996

We are pleased to present the December 31, 1996 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust, a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of five separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's five Portfolios by one or more independent money management organizations (Investment Managers), selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of five separate Portfolios, listed below:



  THE PORTFOLIOS

 THE VALUE EQUITY PORTFOLIO, seeks total return by investing in a
 --------------------------
 diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 THE GROWTH EQUITY PORTFOLIO, seeks capital appreciation by
 ---------------------------
 investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 THE SMALL CAPITALIZATION EQUITY PORTFOLIO, seeks capital
 -----------------------------------------
 appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 THE INTERNATIONAL EQUITY PORTFOLIO, seeks total return by investing
 ----------------------------------
 in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO, seeks current income
 ---------------------------------------------
 exempt from Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1996 (Unaudited)

                                                                        VALUE
 SHARES                                                     COST      (NOTE 2)
 ------                                                     ----      --------
         COMMON STOCK -- 95.55%
         HOTCHKIS & WILEY PORTFOLIO -- 35.64%
         AEROSPACE/DEFENSE -- 1.07%
   7,700 Rockwell International Corp..................   $   384,907 $   468,738
   5,800 Northrop Grumman Corp........................       396,199     479,950
                                                         ----------- -----------
                                                             781,106     948,688
                                                         ----------- -----------
         AUTOMOBILE PRODUCTION -- 1.74%
  26,500 Ford Motor Company...........................       848,483     844,687
  12,700 General Motors Corp..........................       604,606     708,025
                                                         ----------- -----------
                                                           1,453,089   1,552,712
                                                         ----------- -----------
         AUTO PARTS -- .51%
  13,900 Dana Corp....................................       386,142     453,488
                                                         ----------- -----------
         BASIC INDUSTRY -- .73%
  13,700 Weyerhaeuser Company.........................       579,236     649,038
                                                         ----------- -----------
         CHEMICALS -- 1.30%
   7,100 Dow Chemical Co..............................       527,388     556,463
  10,000 Eastman Chemical Co..........................       563,587     552,500
   2,950 Millenium Chemicals..........................        76,516      52,363
                                                         ----------- -----------
                                                           1,167,491   1,161,326
                                                         ----------- -----------
         ELECTRONIC COMPONENTS AND
          INSTRUMENTS -- .34%
  15,000 EG & G Inc...................................       262,785     301,875
                                                         ----------- -----------
         ENERGY EQUIPMENT & SERVICES -- .53%
   4,800 Exxon Corp...................................       348,738     470,400
                                                         ----------- -----------
         ENVIRONMENTAL -- .51%
  17,300 Browning Ferris Industries...................       402,581     454,125
                                                         ----------- -----------
         FINANCIAL SERVICES -- 4.62%
  20,700 Ahmanson & Co................................       520,334     672,750
   8,300 Bankamerica Corp.............................       693,336     827,925
  12,000 Comerica Inc.................................       548,688     628,500
   8,800 First of America Bank Corp...................       409,367     529,100
  22,200 Great Western Financial......................       526,528     643,800
  13,700 Keycorp......................................       481,785     691,850
   3,800 Signet Banking Corp..........................       112,674     116,850
                                                         ----------- -----------
                                                           3,292,712   4,110,775
                                                         ----------- -----------
         FURNITURE/APPLIANCES -- .57%
  10,800 Whirlpool Corp...............................       545,868     503,550
                                                         ----------- -----------
         HOLDING COMPANIES -- DIVERSIFIED -- .31%
  41,300 Hanson plc - ADR+............................       316,779     278,775
                                                         ----------- -----------
         INSURANCE -- 3.31%
  12,400 Lincoln National.............................       522,722     651,000
  10,700 AON Corp.....................................       528,321     664,738
  11,400 Ohio Casualty Corp...........................       393,912     404,700
  16,200 Safeco Corp..................................       532,575     638,888

                                                                        VALUE
 SHARES                                                     COST      (NOTE 2)
 ------                                                     ----      --------
         INSURANCE (CONTINUED)
  10,000 St. Paul Companies...........................   $   524,050 $   586,250
                                                         ----------- -----------
                                                           2,501,580   2,945,576
                                                         ----------- -----------
         MACHINERY & ENGINEERING -- .54%
  23,000 New Holland NV...............................       494,500     480,125
                                                         ----------- -----------
         MANUFACTURING -- .52%
   6,700 Harsco Corp..................................       395,501     458,950
                                                         ----------- -----------
         MEDICAL SUPPLIES -- .35%
   8,000 Pharmacia & Upjohn...........................       294,400     317,000
                                                         ----------- -----------
         METALS -- 2.49%
  11,200 Aluminum Co. of America......................       641,536     714,000
  12,500 Lukens Inc...................................       261,312     251,562
  10,300 Reynolds Metals Co...........................       518,597     580,662
  21,300 USX-U.S. Steel Group Inc.....................       522,489     668,288
                                                         ----------- -----------
                                                           1,943,934   2,214,512
                                                         ----------- -----------
         OFFICE EQUIPMENT -- .41%
   7,000 Xerox Corp...................................       333,725     368,375
                                                         ----------- -----------
         OIL & GAS -- 4.30%
   5,000 Ashland Inc..................................       183,125     219,375
   4,500 Atlantic Richfield Co........................       493,945     596,250
   5,000 Equitable Resources..........................       148,024     148,750
  13,000 National Fuel Gas Co.........................       391,292     536,250
  13,800 Tenneco Inc..................................       583,934     622,725
   4,700 Texaco Inc...................................       374,444     461,188
  15,100 Ultramer Corp................................       398,163     477,538
  31,800 USX-Marathon Group...........................       644,904     759,225
                                                         ----------- -----------
                                                           3,217,831   3,821,301
                                                         ----------- -----------
         PAPER PRODUCTS -- .92%
  13,700 International Paper Company..................       517,223     553,138
   5,500 Union Camp Corp..............................       264,165     262,625
                                                         ----------- -----------
                                                             781,388     815,763
                                                         ----------- -----------
         RETAIL -- 1.32%
   6,000 May Department Stores Inc....................       282,805     280,500
  12,000 Penney (J.C.) Co.............................       564,300     585,000
   6,600 Sears Roebuck & Co...........................       295,666     304,425
                                                         ----------- -----------
                                                           1,142,771   1,169,925
                                                         ----------- -----------
         SHIPBUILDING -- .01%
     160 Newport News Shipbuilding....................         2,616       2,400
                                                         ----------- -----------
         TELECOMMUNICATIONS -- 2.56%
  10,900 Alltel Corp..................................       345,262     341,988
  18,000 American Telephone & Telegraph...............       690,420     783,000
   8,700 NYNEX Corp...................................       422,323     418,687

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

                                                                        VALUE
 SHARES                                                     COST      (NOTE 2)
 ------                                                     ----      --------
         COMMON STOCK (CONTINUED)
         HOTCHKIS & WILEY PORTFOLIO (CONTINUED)
         TELECOMMUNICATIONS (CONTINUED)
  13,000 Pacific Telesis Group........................   $   431,178 $   477,750
   7,800 U. S. West Inc...............................       236,184     251,550
                                                         ----------- -----------
                                                           2,125,367   2,272,975
                                                         ----------- -----------
         TOBACCO -- 1.64%
  17,500 American Brands Inc..........................       752,238     868,437
   5,200 Philip Morris................................       551,638     585,650
                                                         ----------- -----------
                                                           1,303,876   1,454,087
                                                         ----------- -----------
         TRANSPORTATION -- 1.19%
   3,500 Consolidated Rail............................       230,668     348,687
   4,900 Norfolk Southern.............................       395,822     428,750
  10,100 Ryder System Inc.............................       262,403     284,062
                                                         ----------- -----------
                                                             888,893   1,061,499
                                                         ----------- -----------
         UTILITIES -- 3.85%
  17,300 CNS Energy Corp..............................       523,844     581,711
   7,100 Central & South West Corp....................       184,461     181,937
  40,000 Edison International.........................       623,175     795,000
  20,200 Illinova Corp................................       525,806     555,500
  11,100 MCN Corp.....................................       229,429     320,512
  18,000 New York State Gas & Electric................       394,290     389,250
   2,000 Piedmont Natural Gas Co......................        41,994      46,750
  22,000 Peco Energy..................................       518,910     555,500
                                                         ----------- -----------
                                                           3,041,909   3,426,160
                                                         ----------- -----------
         TOTAL -- HOTCHKIS & WILEY....................    28,004,818  31,693,400
                                                         ----------- -----------
         INSTITUTIONAL CAPITAL MANAGEMENT
          CORP PORTFOLIO -- 59.91%
         AEROSPACE/DEFENSE -- 4.65%
  16,300 Boeing Co....................................     1,436,244   1,733,913
  14,500 Northrop Grumman Corp........................       997,197   1,199,875
  25,000 Raytheon Co..................................     1,201,089   1,203,125
                                                         ----------- -----------
                                                           3,634,530   4,136,913
                                                         ----------- -----------
         AUTOMOBILE PRODUCTION -- 1.87%
  29,900 General Motors Corp..........................     1,544,972   1,666,925
                                                         ----------- -----------
         BANKING -- 4.75%
  29,600 Banc One Corp................................     1,129,896   1,272,800
  13,550 Citicorp.....................................       975,330   1,395,650
   5,750 Wells Fargo & Co.............................     1,451,875   1,551,063
                                                         ----------- -----------
                                                           3,557,101   4,219,513
                                                         ----------- -----------
         CHEMICALS -- 5.77%
  14,850 DuPont Ei DeNemours & Co.....................     1,146,855   1,401,469

                                                                       VALUE
 SHARES                                                    COST      (NOTE 2)
 ------                                                    ----      --------
         CHEMICALS (CONTINUED)
  19,150 Dow Chemical Corp...........................   $ 1,499,872 $ 1,500,881
  39,300 Rhone-Poulenc
          SA-ADR+....................................     1,056,700   1,331,288
  17,350 W.R. Grace & Co.............................       866,392     897,862
                                                        ----------- -----------
                                                          4,569,819   5,131,500
                                                        ----------- -----------
         COMPUTER EQUIPMENT -- 1.51%
   8,900 International Business Machines Corp........       943,923   1,343,900
                                                        ----------- -----------
         ELECTRONIC COMPONENTS AND
          INSTRUMENTS -- 4.63%
  17,700 General Instruments Corp....................       408,892     382,762
  17,600 Motorola Inc................................       887,633   1,080,200
  15,400 Nokia Corp. ADR+............................       605,505     885,500
  44,300 Philips
          Electronics
          NV.........................................     1,869,178   1,772,000
                                                        ----------- -----------
                                                          3,771,208   4,120,462
                                                        ----------- -----------
         FINANCIAL SERVICES -- 2.51%
  42,400 C S
          Holding
          ADR........................................     1,073,195   1,085,440
  25,300 Travelers
          Inc........................................       717,774   1,147,988
                                                        ----------- -----------
                                                          1,790,969   2,233,428
                                                        ----------- -----------
         INSURANCE -- 3.60%
   8,200 Aetna
          Inc........................................       540,735     656,000
  25,550 Allstate
          Insurance
          Corp.......................................       984,458   1,478,706
  11,300 Loews
          Corp.......................................       868,960   1,065,025
                                                        ----------- -----------
                                                          2,394,153   3,199,731
                                                        ----------- -----------
         LODGING -- .78%
  43,500 Host
          Marriott
          Corp.......................................       573,475     696,000
                                                        ----------- -----------
         MEDICAL MANAGEMENT & SERVICES -- .92%
  37,500 Tenet
          Healthcare
          Corp.......................................       742,481     820,313
                                                        ----------- -----------
         METALS - STEEL -- .52%
  20,200 Allegheny
          Teldyne
          Inc........................................       414,950     464,600
                                                        ----------- -----------
         MULTI-INDUSTRY -- 1.24%
  25,450 ITT
          Corp.......................................     1,404,636   1,103,894
                                                        ----------- -----------
         OIL & GAS -- 3.85%
  20,650 Amoco
          Corp.......................................     1,425,297   1,662,325
  38,900 Elf Aquitane
          - ADR+.....................................     1,533,743   1,760,225
                                                        ----------- -----------
                                                          2,959,040   3,422,550
                                                        ----------- -----------
         PHARMACEUTICALS -- 5.32%
  22,250 American Home
          Products
          Corp.......................................     1,224,560   1,304,406
  14,200 Bristol Myers
          Squibb.....................................     1,229,926   1,544,250
  32,940 Novartis AG
          ADR+.......................................     1,451,635   1,880,181
                                                        ----------- -----------
                                                          3,906,121   4,728,837
                                                        ----------- -----------
         POLLUTION CONTROL -- 1.21%
  33,100 WMX
          Technologies
          Inc........................................     1,119,774   1,079,888
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
VALUE EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

  SHARES/
 PRINCIPAL                                                             VALUE
  AMOUNT                                                   COST      (NOTE 2)
 ---------                                                 ----      --------
           COMMON STOCK (CONTINUED)
           INSTITUTIONAL CAPITAL MANAGEMENT
            CORP PORTFOLIO (CONTINUED)
           PUBLISHING & PRINTING -- 1.96%
   32,250  Dun & Bradstreet Corp.....................   $   750,752 $   765,938
   25,700  New York Times............................       842,877     976,600
                                                        ----------- -----------
                                                          1,593,629   1,742,538
                                                        ----------- -----------
           RETAIL -- 2.86%
   37,500  Federated Department Store Inc. *.........     1,133,707   1,279,688
   55,200  Wal-Mart Stores Inc.......................     1,393,564   1,262,700
                                                        ----------- -----------
                                                          2,527,271   2,542,388
                                                        ----------- -----------
           TELECOMMUNICATIONS -- 5.51%
   42,300  MCI Communications........................     1,341,049   1,382,681
   34,100  NYNEX Corp................................     1,526,519   1,641,062
   51,100  Pacific Telesis Group.....................     1,726,848   1,877,925
                                                        ----------- -----------
                                                          4,594,416   4,901,668
                                                        ----------- -----------
           TOYS -- 1.01%
   15,200  Hasbro Inc................................       542,558     590,900
   11,000  Mattel Inc................................       274,174     305,250
                                                        ----------- -----------
                                                            816,732     896,150
                                                        ----------- -----------
           TRANSPORTATION -- 5.44%
   13,000  AMR Corp..................................     1,097,034   1,145,625
   14,650  Burlington Northern Co....................     1,122,050   1,265,393
   39,700  Peninsular & Oriental ADR+................       793,262     801,542
   27,000  Union Pacific Corp........................     1,267,741   1,623,375
                                                        ----------- -----------
                                                          4,280,087   4,835,935
                                                        ----------- -----------
           TOTAL -- INSTITUTIONAL CAPITAL MANAGEMENT
            CORP.....................................    47,139,287  53,287,133
                                                        ----------- -----------
           TOTAL -- COMMON STOCK.....................    75,144,105  84,980,533
                                                        ----------- -----------
           SHORT-TERM INVESTMENTS -- 4.31%
           HOTCHKIS & WILEY -- 1.56%
  800,000  G.E. Capital Corp. Commercial Paper, 5.25%
            due 01/06/97.............................       800,000     800,000
                                                        ----------- -----------
  584,000  American Express Commercial Paper, 5.50%
            due 01/02/97.............................       584,000     584,000
                                                        ----------- -----------
           TOTAL -- HOTCHKIS & WILEY.................     1,384,000   1,384,000
                                                        ----------- -----------

  SHARES/
 PRINCIPAL                                                             VALUE
  AMOUNT                                                COST         (NOTE 2)
 ---------                                           -----------     --------
           INSTITUTIONAL CAPITAL MANAGEMENT
            CORP -- 2.75%
  350,000  Coca-Cola Corp. Commercial Paper, 5.35%
            due 01/09/97..........................   $   349,584    $   349,584
  550,000  Coca-Cola Corp. Commercial Paper, 5.60%
            due 01/06/97..........................       549,572        549,572
  500,000  Lucent Technologies Commercial Paper,
            5.37% due 01/17/97....................       498,807        498,807
  300,000  Shell Oil Finance Commercial Paper,
            5.75% due 01/03/97....................       299,904        299,904
  350,000  Xerox Corp. Commercial Paper, 5.75% due
            01/16/97..............................       349,161        349,161
  400,000  Xerox Corp. Commercial Paper, 5.38% due
            01/16/97..............................       399,103        399,103
                                                     -----------    -----------
           TOTAL -- INSTITUTIONAL CAPITAL
            MANAGEMENT CORP.......................     2,446,131      2,446,131
                                                     -----------    -----------
           TOTAL -- SHORT-TERM INVESTMENTS --
            4.31%.................................     3,830,131      3,830,131
                                                     -----------    -----------
           TOTAL INVESTMENTS --99.86%.............    78,974,236(a)  88,810,664
                                                     -----------    -----------
           CASH AND OTHER ASSETS IN EXCESS OF
            LIABILITIES -- .14%...................                      122,209
                                                                    -----------
           TOTAL ASSETS --100.00%.................                  $88,932,873
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation      $10,593,246
   Unrealized depreciation         (756,818)
                                -----------
   Net unrealized appreciation  $ 9,836,428
                                ===========

  * Non-Income Producing Securities.
  + American Depository Receipts.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1996 (Unaudited)

                                                                      VALUE
  SHARES                                                  COST       (NOTE 2)
  ------                                                  ----       --------
           COMMON STOCK -- 97.21%
           JENNISON ASSOCIATES CAPITAL
            CORP. PORTFOLIO -- 51.23%
           ADVERTISING -- .58%
    16,700 Omnicom Group Inc. .....................   $    571,174 $    764,025
                                                      ------------ ------------
           AEROSPACE/DEFENSE -- 1.69%
    20,800 Boeing Co. .............................      1,596,421    2,212,600
                                                      ------------ ------------
           BEVERAGES -- .73%
    32,700 Pepsico, Inc. ..........................        931,316      956,475
                                                      ------------ ------------
           BROADCASTING -- .69%
    26,900 Infinity Broadcasting...................        789,003      904,513
                                                      ------------ ------------
           COMMERCIAL SERVICES -- 2.37%
    17,800 America Online Inc.*....................        873,863      591,850
    46,400 CUC International Inc.*.................      1,037,616    1,102,000
    20,800 Manpower Inc. ..........................        748,599      676,000
    21,200 Robert Half
            International Inc......................        691,691      728,750
                                                      ------------ ------------
                                                         3,351,769    3,098,600
                                                      ------------ ------------
           COMPUTERS -- 2.10%
    13,700 Compaq Computer Corp. ..................        768,139    1,017,225
    23,350 Computer Associates International,
            Inc. ..................................        936,284    1,161,663
    15,600 First Data Corp. .......................        503,081      569,400
                                                      ------------ ------------
                                                         2,207,504    2,748,288
                                                      ------------ ------------
           COMPUTER EQUIPMENT -- 3.65%
    17,600 Dell Computer Corp.*....................        261,362      935,000
     3,900 International Business Machines.........        518,220      588,900
    18,300 Microsoft Corp.*........................        959,430    1,512,038
    26,500 Seagate Technology Inc.*................        754,669    1,046,750
    15,500 Symbol Technologies Inc.*...............        602,744      685,875
                                                      ------------ ------------
                                                         3,096,425    4,768,563
                                                      ------------ ------------
           COMPUTER SOFTWARE -- 5.66%
    27,500 Cisco Systems, Inc.*....................      1,049,570    1,749,688
    15,000 Compuware Corp.* .......................        459,682      751,875
    23,700 Electronic Data Systems Corp. ..........      1,201,159    1,025,025
    21,300 Gartner Group Inc.......................        690,203      829,369
    27,100 Intuit*.................................      1,020,525      853,650
    45,500 Platinum Technology Inc.................        537,087      619,938
    21,500 3COM Corp.*.............................        949,716    1,577,563
                                                      ------------ ------------
                                                         5,907,942    7,407,108
                                                      ------------ ------------

                                                                      VALUE
 SHARES                                                  COST        (NOTE 2)
 ------                                                  ----        --------
        CONSUMER NON-DURABLES -- .92%
 15,400 Gillette Company..........................   $    821,500 $    1,197,350
                                                     ------------ --------------
        ELECTRONIC COMPONENTS &
         INSTRUMENTS -- 5.69%
 33,300 Hewlett Packard Co. ......................      1,552,574      1,673,325
 17,700 KLA Instrument Corp.*.....................        475,507        628,350
 17,800 Intel Corp. ..............................      1,193,263      2,330,688
 53,100 International Rectifier Corp. ............        965,863        809,775
 25,400 Macromedia Inc............................        485,424        457,200
 16,200 Nokia Corp. ADR+..........................        639,524        931,500
 16,600 Xilinx Inc................................        592,448        611,088
                                                     ------------ --------------
                                                        5,904,603      7,441,926
                                                     ------------ --------------
        ENERGY EQUIPMENT &
         SERVICES -- .74%
  9,700 Schlumberger Ltd. ........................        778,412        968,788
                                                     ------------ --------------
        ENTERTAINMENT -- 1.47%
 23,400 The Walt Disney Co. ......................      1,467,630      1,629,225
                                                     ------------ --------------
        FINANCIAL SERVICES -- 3.54%
 19,300 Chase Manhattan Corp. ....................      1,350,793      1,722,525
 15,600 Federal National Mortgage Association.....        436,880        581,100
  9,900 J.P. Morgan & Co. ........................        816,550        966,488
 83,700 Hibernia Corp. Cl A.......................        877,381      1,109,025
  6,100 MBNA Corp.................................        242,014        253,150
                                                     ------------ --------------
                                                        3,723,618      4,632,288
                                                     ------------ --------------
        HEALTH CARE -- 1.84%
 20,100 Healthsouth Corp.*........................        697,432        776,363
 16,100 Johnson & Johnson.........................        743,365        800,975
 11,600 Unum Corp. ...............................        790,254        838,100
                                                     ------------ --------------
                                                        2,231,051      2,415,438
                                                     ------------ --------------
        INSURANCE -- 1.45%
  5,600 Cigna Corp. ..............................        636,870        765,100
 20,600 PMI Group.................................        933,225      1,140,725
                                                     ------------ --------------
                                                        1,570,095      1,905,825
                                                     ------------ --------------
        LODGING -- 1.98%
 40,400 Hilton Hotels Corp. ......................      1,064,421      1,055,450
 28,900 Interstate Hotels Co......................        708,077        816,425
 24,300 Promus Hotels Corp.*......................        578,799        719,888
                                                     ------------ --------------
                                                        2,351,297      2,591,763
                                                     ------------ --------------
        PHARMACEUTICALS -- 4.81%
 17,100 Astra A Fria - ADR+*......................        629,046        837,900
  9,200 Bristol Myers Squibb......................      1,004,060      1,000,500
 10,400 Chiron Corp.*.............................        240,599        193,700
 13,700 Eli Lilly & Co............................        703,591      1,000,100

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

                                                                       VALUE
  SHARES                                                     COST     (NOTE 2)
  ------                                                     ----     --------
           COMMON STOCK (CONTINUED)
           JENNISON ASSOCIATES CAPITAL
            CORP. PORTFOLIO (CONTINUED)
           PHARMACEUTICALS (CONTINUED)
     6,100 Merck & Co..................................   $  958,620 $  966,850
    15,400 Pfitzer Inc.................................    1,003,105  1,276,275
    15,000 Smithkline Beecham
            plc - ADR+.................................      778,399  1,020,000
                                                          ---------- ----------
                                                           5,317,420  6,295,325
                                                          ---------- ----------
           PUBLISHING & PRINTING -- 1.15%
    19,800 Reuters Holding
            plc - ADR+.................................    1,166,145  1,514,700
                                                          ---------- ----------
           RAW MATERIALS -- .71%
     9,800 Kimberly Clark Corp.........................      715,627    933,450
                                                          ---------- ----------
           RESTAURANT -- .59%
    29,300 Lone Star Steakhouse & Saloon*..............      927,914    783,775
                                                          ---------- ----------
           RETAIL -- 4.19%
    40,400 Autozone, Inc.*.............................    1,104,412  1,111,000
    18,400 Corporate Express*..........................      613,724    541,649
    29,025 Dollar General Corp. .......................      670,845    928,799
    19,000 Gap Inc.....................................      564,578    572,374
    20,500 Lowe's Companies............................      718,410    727,750
    23,000 Kohl's Corp.*...............................      669,442    902,750
    11,800 Nike Inc. ..................................      477,709    705,050
                                                          ---------- ----------
                                                           4,819,120  5,489,372
                                                          ---------- ----------
           TELECOMMUNICATIONS -- 1.84%
    27,500 MCI Communications Corp. ...................      752,751    898,905
    22,300 Tellabs, Inc.*..............................      506,339    839,037
    16,300 Vodafone Group
            plc - ADR+.................................      663,487    674,412
                                                          ---------- ----------
                                                           1,922,577  2,412,354
                                                          ---------- ----------
           TELECOMMUNICATIONS
            EQUIPMENT -- .35%
     7,500 Ascend Communications Inc...................      344,661    465,938
                                                          ---------- ----------
           TRANSPORTATION -- .77%
    35,800 Continental Air
            Class B....................................    1,050,432  1,011,350
                                                          ---------- ----------
           OIL & GAS -- 1.15%
    13,500 Amerada Hess Corp. .........................      793,309    781,312
    24,800 Union Pacific Resources Group...............      686,597    725,399
                                                          ---------- ----------
                                                           1,479,906  1,506,711
                                                          ---------- ----------
           UTILITIES -- .57%
    25,000 Ericsson (L.M.) Telephone
            Spa - ADR+.................................      513,656    754,688
                                                          ---------- ----------
           TOTAL -- JENNISON ASSOCIATES CAPITAL
            CORP. .....................................   55,557,218 66,810,438
                                                          ---------- ----------

                                                                       VALUE
  SHARES                                                   COST       (NOTE 2)
  ------                                                   ----       --------
           WESTFIELD CAPITAL MANAGEMENT
            PORTFOLIO -- 45.98%
           APPLIANCES AND HOUSEHOLD
            DURABLES -- .98%
    50,000 Sunbeam Corp. ...........................   $  1,253,000 $  1,287,500
                                                       ------------ ------------
           AEROSPACE/DEFENSE -- 1.39%
    17,200 Boeing Co. ..............................      1,419,346    1,829,650
                                                       ------------ ------------
           BANKING -- 1.23%
     6,000 Wells Fargo & Co. .......................      1,497,287    1,618,500
                                                       ------------ ------------
           COMPUTERS -- .77%
    27,650 First Data Corp. ........................        825,965    1,009,225
                                                       ------------ ------------
           COMPUTER SOFTWARE -- 6.14%
    22,000 3COM Corp.*..............................        937,459    1,614,250
    19,900 Cisco Systems Inc........................      1,079,744    1,266,138
    14,000 Computer Sciences Corp.*.................        898,128    1,149,750
    49,100 EMC Corp.  ..............................      1,212,438    1,626,438
    24,000 Parametric Technology Corp.  ............      1,155,876    1,233,000
    20,704 Sterling Commerce Inc. ..................        396,615      729,809
    13,000 Sterling Software Inc.*..................        368,165      411,125
                                                       ------------ ------------
                                                          6,048,425    8,030,510
                                                       ------------ ------------
           ELECTRONIC COMPONENTS & INSTRUMENTS -- 5.21%
    55,000 Alpha Industries, Inc.*..................        793,006      433,125
    13,500 General Electric Co......................      1,178,655    1,334,813
    60,100 National Semiconductor...................      1,246,751    1,464,938
    40,300 Nokia Corp. ADR+.........................      1,791,842    2,317,250
    64,000 Westinghouse Electric Corp...............      1,262,310    1,272,000
                                                       ------------ ------------
                                                          6,272,564    6,822,126
                                                       ------------ ------------
           ENERGY EQUIPMENT AND
            SERVICES -- .89%
    23,000 Microchip Technology Inc.................      1,110,875    1,170,125
                                                       ------------ ------------
           ENGINEERING & CONSTRUCTION -- .81%
    17,000 Fluor Corp. .............................      1,147,167    1,066,750
                                                       ------------ ------------
           FOOD & HOUSEHOLD PRODUCTS -- .51%
    30,000 Whole Food Market Inc. ..................        794,915      675,000
                                                       ------------ ------------
           INDUSTRIAL COMPONENTS -- 1.06%
    30,000 Corning Inc. ............................      1,140,550    1,387,500
                                                       ------------ ------------
           INSURANCE -- 1.82%
    22,800 ACE Ltd. ................................      1,235,207    1,370,850

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
GROWTH EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)


                                                                       VALUE
 SHARES                                                    COST       (NOTE 2)
 ------                                                    ----       --------

        COMMON STOCK (CONTINUED)
        WESTFIELD CAPITAL MANAGEMENT
         PORTFOLIO (CONTINUED)
        INSURANCE (CONTINUED)
 30,500 Allmerica Financial Corp. ..................   $    803,888 $  1,021,750
                                                       ------------ ------------
                                                          2,039,095    2,392,600
                                                       ------------ ------------
        LODGING -- 2.01%
 47,800 Starwood Lodging Trust......................      1,735,896    2,634,975
                                                       ------------ ------------
        MANUFACTURING -- 1.51%
 37,400 Tyco International..........................      1,440,173    1,977,525
                                                       ------------ ------------
        MEDICAL BIOTECHNOLOGY -- 2.01%
 35,200 Centocor Inc. ..............................      1,244,348    1,258,400
 20,300 Medtronic Inc. .............................      1,061,985    1,380,400
                                                       ------------ ------------
                                                          2,306,333    2,638,800
                                                       ------------ ------------
        MEDICAL MANAGEMENT &
         SERVICES -- .84%
 26,000 Healthcare Compare Corp.*...................      1,215,910    1,101,750
                                                       ------------ ------------
        MEDICAL SUPPLIES -- 1.47%
 20,000 Idexx Laboratories*.........................        825,463      720,000
 39,000 Genesis Health Ventures Inc.*...............        858,745    1,213,875
                                                       ------------ ------------
                                                          1,684,208    1,933,875
                                                       ------------ ------------
        OIL & GAS -- 5.92%
 26,000 Burlington Resources Inc. ..................      1,156,195    1,309,750
 26,000 Halliburton Co. ............................      1,099,873    1,566,500
 79,100 NGC Corp. ..................................      1,187,624    1,839,075
 17,000 Pennzoil Co. ...............................        973,998      960,500
 29,250 Weatherford International Inc.* ............        750,721      877,500
 16,900 Western Atlas International Inc. ...........        749,690    1,197,788
                                                       ------------ ------------
                                                          5,918,101    7,751,113
                                                       ------------ ------------
        PHARMACEUTICALS -- 1.21%
 27,300 Cardinal Health Inc. .......................      1,327,130    1,590,225
                                                       ------------ ------------
        REAL ESTATE -- 4.81%
 50,000 Arden Realty Group Inc. ....................      1,221,249    1,387,499
 51,400 Beacon Properties Corp. ....................      1,202,995    1,882,524
 50,000 Cali Realty Corp. ..........................      1,240,838    1,543,749
 35,000 Reckson Associates Realty Corp. ............      1,077,046    1,478,749
                                                       ------------ ------------
                                                          4,742,128    6,292,521
                                                       ------------ ------------
        RETAIL - SPECIALTY LINE -- 1.82%
 34,500 CVS Corp. ..................................      1,347,250    1,427,438

  SHARES/
 PRINCIPAL                                                            VALUE
  AMOUNT                                               COST          (NOTE 2)
 ---------                                             ----          --------

           RETAIL - SPECIALTY LINE (CONTINUED)
    50,400 Zale Corp. ..........................   $    858,056    $    963,900
                                                   ------------    ------------
                                                      2,205,306       2,391,338
                                                   ------------    ------------
           SERVICES -- 1.07%
    50,000 Service Corp. International..........      1,067,570       1,400,000
                                                   ------------    ------------
           TELECOMMUNICATIONS -- 1.47%
    31,300 Cincinnati Bell Inc. ................      1,799,483       1,928,863
                                                   ------------    ------------
           UTILITIES -- 1.03%
    45,000 Ericsson (L.M.) Telephone Spa -
             ADR+...............................      1,384,500       1,358,438
                                                   ------------    ------------
           TOTAL -- WESTFIELD CAPITAL
            MANAGEMENT..........................     50,375,927      60,288,909
                                                   ------------    ------------
           TOTAL -- COMMON STOCK................   $105,933,145    $127,099,347
                                                   ------------    ------------
           SHORT-TERM INVESTMENTS -- 2.36%
           JENNISON ASSOCIATES
            CAPITAL CORP. -- 1.87%
 2,450,000 Ford Motor Credit Corp., 5.36%, due
            1/2/97..............................      2,450,000       2,450,000
                                                   ------------    ------------
           WESTFIELD CAPITAL
            MANAGEMENT -- .48%
   640,000 Bankers Trust Repurchase Agreement
            4.25%, due 1/2/97 (Collateralized
            by: $650,051 U.S. Treasury Notes,
            5.875%, due 11/15/99)...............        640,000         640,000
                                                   ------------    ------------
           TOTAL -- SHORT-TERM INVESTMENTS......      3,090,000       3,090,000
                                                   ------------    ------------
           TOTAL INVESTMENTS --99.57%...........   $109,023,145(a)  130,189,347
                                                   ============
           CASH AND OTHER ASSETS IN EXCESS OF
            LIABILITIES -- .43%.................                        563,348
                                                                   ------------
           TOTAL NET ASSETS --100.00%...........                   $130,752,695
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $23,194,254
   Unrealized depreciation.........................................  (2,028,052)
                                                                    -----------
   Net unrealized appreciation..................................... $21,166,202
                                                                    ===========

 *Non-income producing security.
 +American Depository Receipts.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION PORTFOLIO
Portfolio of Investments -- December 31, 1996 (Unaudited)

                                                                        VALUE
   SHARES                                                   COST      (NOTE 2)
   ------                                                   ----      --------

            COMMON STOCK -- 92.90%
            CLOVER CAPITAL MANAGEMENT PORTFOLIO -- 44.90%
            ADVERTISING -- 1.48%
     90,000 Advo, Inc. ...............................   $ 1,167,530 $ 1,260,000
                                                         ----------- -----------
            BROADCASTING AND PUBLISHING -- 2.07%
    100,000 Comcast Corp. CL A........................     1,836,026   1,762,500
                                                         ----------- -----------
            CHEMICALS -- 0.19%
      7,500 Hanna M A Co. ............................       120,350     164,063
                                                         ----------- -----------
            COMPUTER SOFTWARE -- 1.82%
     90,000 Marcam Corp.*.............................     1,087,362   1,170,000
     10,000 Sungard Data System, Inc.*................       283,450     395,000
                                                         ----------- -----------
                                                           1,370,812   1,565,000
                                                         ----------- -----------
            CONSUMER CYCLICAL -- 1.78%
     20,000 Designs, Inc.*............................       160,500     112,500
     80,000 Pier 1 Imports, Inc. .....................       949,663   1,410,000
                                                         ----------- -----------
                                                           1,110,163   1,522,500
                                                         ----------- -----------
            ELECTRONIC COMPONENT AND INSTRUMENTS -- 6.67%
     85,000 Amphenol Corp. Cl A*......................     1,787,441   1,891,250
     30,000 Avnet, Inc. ..............................     1,438,414   1,747,500
     70,000 Mentor Graphics Corp.*....................     1,067,788     682,500
     35,000 Wyle Electronics..........................     1,136,845   1,382,500
                                                         ----------- -----------
                                                           5,430,488   5,703,750
                                                         ----------- -----------
            ELECTRICAL AND ELECTRONICS -- 2.42%
     50,000 Pioneer Standard Electronics, Inc. .......       692,900     656,250
     31,780 Thomas & Betts Corp. .....................       856,351   1,410,238
                                                         ----------- -----------
                                                           1,549,251   2,066,488
                                                         ----------- -----------
            ENTERTAINMENT -- 1.73%
     40,000 King World Productions, Inc.*.............     1,535,982   1,475,000
                                                         ----------- -----------
            ENVIRONMENTAL -- 1.14%
     60,000 Wheelabrator Technologies, Inc.*..........       878,416     975,000
                                                         ----------- -----------
            FINANCIAL -- 1.99%
     75,000 Frontier Corp.............................     1,532,798   1,696,875
                                                         ----------- -----------
            FOOD - PROCESSING -- 2.93%
     40,000 Interstate Bakeries, Corp.................       834,488   1,965,000
    150,000 United Biscuits Holdings - ADR+...........       669,000     538,500
                                                         ----------- -----------
                                                           1,503,488   2,503,500
                                                         ----------- -----------
            HOSPITAL MANAGEMENT & SERVICES --  3.75%
    130,000 Medpartners, Inc.*........................     2,503,961   2,730,000
     12,000 Salick Healthcare, Inc.*..................       438,000     480,000
                                                         ----------- -----------
                                                           2,941,961   3,210,000
                                                         ----------- -----------

                                                                     VALUE
   SHARES                                                COST      (NOTE 2)
   ------                                                ----      --------

            INSURANCE -- 0.73%
     16,000 Liberty Financial Companies............   $   568,800 $   622,000
                                                      ----------- -----------
            MANUFACTURING HOUSING -- 0.18%
     25,000 Stimsonite Corp.*......................       229,375     153,125
                                                      ----------- -----------
            MANUFACTURING HOUSING -- 1.64%
     55,000 Pall Corp..............................     1,328,510   1,402,500
                                                      ----------- -----------
            OIL/GAS - EXPLORATION -- 1.57%
     60,000 Union Texas Petroleum Holdings, Inc. ..     1,106,100   1,342,500
                                                      ----------- -----------
            PHARMACEUTICALS -- 0.73%
     40,000 Carter-Wallace, Inc. ..................       562,000     625,000
                                                      ----------- -----------
            PUBLISHING & PRINTING -- 0.65%
     20,000 American Greetings Corp. Cl A..........       603,511     567,500
                                                      ----------- -----------
            REAL ESTATE INVESTMENT TRUST -- 4.10%
     30,000 Manufactured Home Communities, Inc. ...       512,000     697,500
      8,500 Meditrust Corp. .......................       287,476     340,000
      7,500 Public Storage Management, Inc.*.......       229,483     390,937
     26,000 ROC Communities, Inc...................       598,425     721,500
     50,000 Storage Trust Realty...................     1,054,700   1,350,000
                                                      ----------- -----------
                                                        2,682,084   3,499,937
                                                      ----------- -----------
            RETAIL -- 1.32%
     50,000 Cash America International, Inc. ......       351,925     425,000
     17,000 CVS Corp. .............................       510,446     703,375
                                                      ----------- -----------
                                                          862,371   1,128,375
                                                      ----------- -----------
            STORAGE -- 0.81%
     22,000 Sovran Self Storage, Inc. .............       544,675     687,500
                                                      ----------- -----------
            TELECOMMUNICATIONS -- 0.87%
     50,000 California Microwave, Inc.*............     1,161,812     743,750
                                                      ----------- -----------
            TOBACCO -- 1.59%
     40,000 RJR Nabisco Holding Corp. .............     1,299,564   1,360,000
                                                      ----------- -----------
            TRANSPORTATION - RAIL -- 2.00%
     45,000 Canadian National Railway Co. .........     1,099,628   1,710,000
                                                      ----------- -----------
            UTILITIES - ELECTRICAL -- 0.67%
     20,000 Sierra Pacific Resources...............       438,362     575,000
                                                      ----------- -----------
            TOTAL -- CLOVER CAPITAL MANAGEMENT
             PORTFOLIO.............................    33,464,057  38,321,863
                                                      ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

                                                                        VALUE
   SHARES                                                   COST      (NOTE 2)
   ------                                                   ----      --------

            COMMON STOCK (CONTINUED)
            FRONTIER CAPITAL MANAGEMENT PORTFOLIO -- 47.99%
            AEROSPACE/DEFENSE -- 2.24%
     43,800 Aeroflex, Inc.*...........................   $   197,753 $   208,050
     60,800 Banner Aerospace, Inc.*...................       319,622     524,400
     19,130 Be Aerospace, Inc.*.......................       194,821     518,901
      5,700 Precision Castparts Corp. ................       199,480     282,863
     31,100 UNC Resources, Inc.*......................       215,825     373,200
                                                         ----------- -----------
                                                           1,127,501   1,907,414
                                                         ----------- -----------
            BUILDING MATERIALS & COMPONENTS -- 0.85%
     20,000 Elcor Corp. ..............................       391,000     427,500
     38,100 Perini Corp.*.............................       388,440     297,656
                                                         ----------- -----------
                                                             779,440     725,156
                                                         ----------- -----------
            BROADCASTING -- 0.33%
      5,200 Cablevision System Corp.*.................       253,105     159,250
     12,000 Jones Intercable, Inc.
             Cl A*....................................       148,375     124,500
                                                         ----------- -----------
                                                             401,480     283,750
                                                         ----------- -----------
            CHEMICALS -- 2.05%
     20,000 AG Services of America, Inc.*.............       225,995     332,500
     17,100 General Chemical Group, Inc. .............       300,063     403,988
     36,100 Hexcel Corp.*.............................       417,857     586,625
     12,800 Spartech Corp.............................       118,400     142,400
     16,700 Wellman, Inc. ............................       300,285     285,988
                                                         ----------- -----------
                                                           1,362,600   1,751,501
                                                         ----------- -----------
            COMMERCIAL SERVICES -- 0.75%
      4,200 Fine Host Corp.*..........................        61,950      80,850
     19,200 Lason, Inc.*..............................       360,670     393,600
     16,800 Protection One, Inc.*.....................       179,932     165,900
                                                         ----------- -----------
                                                             602,552     640,350
                                                         ----------- -----------
            COMPUTER EQUIPMENT -- 5.90%
      9,200 Converse Technology, Inc..................       178,819     347,875
     73,900 ISG International Software Corp.*.........       575,230   2,050,725
     26,800 Learning Company, Inc.*...................       500,595     385,250
     10,700 Network General Corp.*....................       191,623     323,675
      8,968 Seagate Techology, Inc.*..................       201,024     354,236
     38,100 Sigma Designs, Inc.*......................       336,295     400,050
     29,700 State of The Art, Inc.*...................       347,341     367,538

                                                                        VALUE
   SHARES                                                   COST      (NOTE 2)
   ------                                                   ----      --------

            COMPUTER EQUIPMENT (CONTINUED)
     14,200 Western Digital Corp.*....................   $   262,842 $   807,625
                                                         ----------- -----------
                                                           2,613,769   5,036,974
                                                         ----------- -----------
            COMPUTER SOFTWARE -- 2.75%
      8,500 Compuware Corp.*..........................       213,000     426,063
     31,600 Evans & Sutherland Computer Corp.*........       709,088     790,000
     25,400 Level 8 Systems Inc.*.....................       282,001     393,700
     27,100 Peak Technologies Group, Inc.*............       318,188     325,200
     15,700 Tecnomatix Technologies, Inc.*............       288,888     416,050
                                                         ----------- -----------
                                                           1,811,165   2,351,013
                                                         ----------- -----------
            ELECTRICAL AND ELECTRONICS -- 2.36%
      9,700 Cirrus Logic, Inc.*.......................       268,734     150,350
     42,000 Encore Wire Corp.*........................       452,105     724,500
      5,400 Harman International Industries, Inc. ....       203,388     300,375
      8,700 Oak Industries, Inc.*.....................       216,935     200,100
     10,100 Rogers Corp.*.............................       238,677     273,963
     65,000 Spectrum Control, Inc.*...................       325,199     219,375
     12,300 Trimble Navigation Ltd.*..................       210,098     141,450
                                                         ----------- -----------
                                                           1,915,136   2,010,113
                                                         ----------- -----------
            ELECTRONIC COMPONENTS & INSTRUMENTS -- 4.71%
     46,400 Aavid Thermal Technologies, Inc.*.........       351,450     498,800
     18,600 Allen Group, Inc.*........................       331,138     413,850
     19,800 Alpha Industries, Inc.*...................       223,982     155,925
     15,700 Amphenol Corp.
             Cl. A*...................................       372,265     349,325
     13,900 DII Group, Inc.*..........................       344,616     323,175
     24,600 Invivo Corp.*.............................       324,632     319,800
     10,400 Lattice Semiconductor Corp.*..............       255,623     478,400
      6,700 Maxim Integrated Products, Inc.*..........       220,594     289,775
      5,700 Nokia Corp.
             Cl A ADR+................................       224,836     327,750
     25,500 Semiconductor Packaging Materials*........       249,358     277,313
     19,050 TSX Corp.*................................       241,729     169,069
     17,600 VLSI Technology, Inc.*....................       294,994     420,200
                                                         ----------- -----------
                                                           3,435,217   4,023,382
                                                         ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

                                                                     VALUE
   SHARES                                                COST      (NOTE 2)
   ------                                                ----      --------

            COMMON STOCK (CONTINUED)
            FRONTIER CAPITAL MANAGEMENT PORTFOLIO (CONTINUED)
            ENERGY EQUIPMENT AND SERVICES -- 0.49%
      8,200 Microchip Technology, Inc.*............   $   171,865 $   417,175
                                                      ----------- -----------
            ENGINEERING AND CONSTRUCTION -- 1.16%
     56,300 Insituform Techologies Cl A*...........       541,594     415,213
     14,900 Jacobs Engineeing Group, Inc.*.........       340,811     352,013
     10,000 J Ray McDermott SA*....................       192,451     220,000
                                                      ----------- -----------
                                                        1,074,856     987,226
                                                      ----------- -----------
            ENTERTAINMENT -- 0.42%
     20,000 Lodgenet, Inc.*........................       250,597     355,000
                                                      ----------- -----------
            ENVIRONMENTAL -- 0.16%
      8,200 Safety Kleen Corp......................       131,692     134,275
                                                      ----------- -----------
            FINANCIAL SERVICES -- 0.34%
      8,400 Long Island Bancorp....................       214,769     294,000
                                                      ----------- -----------
            FOREST PRODUCTS & PAPER -- 0.43%
     17,500 Louisiana-Pacific Corp.................       377,106     369,688
                                                      ----------- -----------
            INSURANCE -- 2.20%
     15,500 American Annuity Group, Inc. ..........       186,930     218,938
     13,900 Conseco, Inc. .........................       419,995     886,125
     18,300 John Alden Financial Corp. ............       367,632     338,550
      4,800 Mid Ocean Ltd. ........................       181,349     252,000
      9,900 Nymagic, Inc. .........................       180,775     178,200
                                                      ----------- -----------
                                                        1,336,681   1,873,813
                                                      ----------- -----------
            LEISURE AND TOURISM -- 0.56%
     16,200 International Game Technology..........       266,409     295,650
     46,000 Topps Company, Inc.*...................       289,230     184,000
                                                      ----------- -----------
                                                          555,639     479,650
                                                      ----------- -----------
            MACHINERY & ENGINEERING -- 0.97%
     18,700 Brown & Sharpe Manufacturing Co. Class
             A*....................................       224,101     261,800
     31,600 Pfeiffer Vacuum Technology*............       363,400     578,800
                                                      ----------- -----------
                                                          587,501     830,600
                                                      ----------- -----------
            MEDICAL SUPPLIES -- 0.73%
     17,900 CNS Inc.*..............................       271,369     257,313
     34,800 Dusa Pharmaceuticals Inc.*.............       210,540     243,600
     18,400 Uroquest Medical Corp.*................       109,650     124,200
                                                      ----------- -----------
                                                          591,559     625,113
                                                      ----------- -----------

                                                                        VALUE
   SHARES                                                   COST      (NOTE 2)
   ------                                                   ----      --------

            MEDICAL - HOSPITAL MANAGEMENT & SERVICES -- 0.86%
     32,500 America Service Group, Inc.*..............   $   362,053 $   333,125
     17,200 Neoprobe Corp.*...........................       270,051     264,450
      5,300 United Wisconsin Services, Inc. ..........       115,502     139,125
                                                         ----------- -----------
                                                             747,606     736,700
                                                         ----------- -----------
            OIL & GAS -- 2.78%
     16,100 American Exploration Co.*.................       231,227     257,600
      8,000 Curbo Ceramics, Inc. .....................       152,000     168,000
     40,700 Coho Energy, Inc.*........................       282,513     289,988
     15,340 Geoscience Corp.*.........................       193,380     199,420
      6,700 Louisiana Land & Exploration..............       289,494     359,288
      7,700 Noble Drilling Corp.*.....................       100,459     153,038
     10,200 Oryx Energy Co.*..........................       137,991     252,450
      6,000 Production Operators Corp. ...............       189,287     279,000
     21,100 Wiser Oil Co. ............................       298,871     416,725
                                                         ----------- -----------
                                                           1,875,222   2,375,509
                                                         ----------- -----------
            PACKAGING/CONTAINER -- 0.67%
     34,000 U.S. Can Corp.*...........................       489,897     573,750
                                                         ----------- -----------
            PHARMACEUTICALS -- 0.68%
     30,000 Anesta Corp.*.............................       392,800     577,500
                                                         ----------- -----------
            PUBLISHING & PRINT -- 1.42%
     30,800 International Imaging Materials, Inc.*....       688,333     700,699
     19,100 Scientific Games Holdings Corp.*..........       551,682     510,924
                                                         ----------- -----------
                                                           1,240,015   1,211,623
                                                         ----------- -----------
            REAL ESTATE -- 1.05%
     44,800 Commercial Real Estate Services*..........       872,300     896,000
                                                         ----------- -----------
            SHIPBUILDING -- 0.13%
      8,000 Halter Marine Group, Inc.*................        88,000     110,000
                                                         ----------- -----------
            STEEL -- 1.40%
     12,000 Birmingham Steel Corp. ...................       190,774     228,000
     10,600 Carpenter Technology Corp. ...............       389,276     388,225
      6,500 Lukens, Inc. .............................       138,048     130,813
     26,800 Oregon Steel Mills, Inc. .................       342,348     448,900
                                                         ----------- -----------
                                                           1,060,446   1,195,938
                                                         ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)


                                                                        VALUE
   SHARES                                                   COST      (NOTE 2)
   ------                                                   ----      --------

            COMMON STOCK (CONTINUED)
            FRONTIER CAPITAL MANAGEMENT PORTFOLIO (CONTINUED)
            TELECOMMUNICATION EQUIPMENT -- 1.15%
      9,460 ADC
             Telecommunication,
             Inc.*....................................   $   179,820 $   294,443
     18,600 Boston Technology, Inc.*..................       253,352     534,750
     14,400 Microwave Power Devise, Inc.*.............        94,169      39,600
     13,300 Summa Four, Inc.*.........................       169,576     111,388
                                                         ----------- -----------
                                                             696,917     980,181
                                                         ----------- -----------
            TELECOMMUNICATIONS -- 1.97%
      7,500 Anadigics, Inc.*..........................       200,625     294,375
     26,530 Arch Communications Group*................       606,204     248,718
     13,760 Natural Microsystems Corp.*...............       179,506     433,439
      7,100 Qualcomm, Inc.*...........................       233,417     283,112
     17,200 Transaction Network Services*.............       191,986     197,799
     16,300 Western Wireless Corp. Class A*...........       215,975     226,163
                                                         ----------- -----------
                                                           1,627,713   1,683,606
                                                         ----------- -----------
            TEXTILES AND APPAREL -- 1.10%
     23,300 Fieldcrest Cannon Inc.*...................       321,463     372,800
     76,900 Oneita Industries, Inc.*..................       305,735     134,575
     34,200 Sport-Haley, Inc.*........................       368,934     429,638
                                                         ----------- -----------
                                                             996,132     937,013
                                                         ----------- -----------
            TOYS -- 0.99%
     24,000 Galoob (Lewis) Toys Inc.* ................       445,833     336,000
     26,300 Toy Biz*..................................       448,952     512,850
                                                         ----------- -----------
                                                             894,785     848,850
                                                         ----------- -----------
            TRANSPORTATION -- 2.26%
      4,400 Alaska Airgroup, Inc.*....................       107,954      92,399
     14,000 America West Airlines B*..................       247,345     222,249
     23,300 Mesaba Holdings, Inc.*....................       190,580     346,587
     47,000 OMI Corp.*................................       330,036     411,249

  SHARES/
 PRINCIPAL                                                             VALUE
   AMOUNT                                                  COST      (NOTE 2)
 ---------                                                 ----      --------

            TRANSPORTATION (CONTINUED)
      5,100 Overseas Shipholding Group...............   $   105,678 $    86,699
     14,500 Teekay Shipping Corp.*...................       368,267     474,874
     14,600 World Airways*...........................       144,676     118,625
     40,200 Worldcorp, Inc.*.........................       404,431     175,875
                                                        ----------- -----------
                                                          1,898,967   1,928,557
                                                        ----------- -----------
            UTILITIES - ELECTRICAL -- 0.55%
     13,900 Calenergy Company, Inc.*.................       294,702     467,388
                                                        ----------- -----------
            WHOLESALE SPECIAL LINE -- 1.57%
     21,200 Cameron Ashley Building Products*........       219,075     296,800
     18,800 Central Garden & Pet Co.* ...............       148,975     395,975
     41,900 Sodak Gaming, Inc.*......................       594,021     644,213
                                                        ----------- -----------
                                                            962,071   1,336,988
                                                        ----------- -----------
            TOTAL -- FRONTIER CAPITAL MANAGEMENT
             PORTFOLIO...............................    33,478,698  40,955,796
                                                        ----------- -----------
            TOTAL -- COMMON STOCK....................    66,942,755  79,277,658
                                                        ----------- -----------
            CORPORATE BOND -- 0.64%
            CLOVER CAPITAL MANAGEMENT, INC.
    500,000 Meditrust Corp. 7.50% 03/01/01 ..........       508,949     548,750
                                                        ----------- -----------
            TOTAL CORPORATE BOND ....................       508,949     548,750
                                                        ----------- -----------
            REPURCHASE AGREEMENTS -- 6.40%
            CLOVER CAPITAL MANAGEMENT, INC. -- 2.53%
  2,163,155 Bankers Trust Co. Repurchase Agreement
             3.90%, 1/02/97 (Collateralized by
             $2,197,126 U.S. Treasury Notes, 5.875%
             due 11/15/99)...........................     2,163,155   2,163,155
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
SMALL CAPITALIZATION PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

  SHARES/
 PRINCIPAL                                                             VALUE
   AMOUNT                                               COST         (NOTE 2)
 ---------                                              ----         --------

            FRONTIER CAPITAL MANAGEMENT CO. -- 3.87%
  3,300,000 Bankers Trust Co. Repurchase Agreement
             3.90%, 1/02/97 (Collateralized by
             $3,351,824 U.S. Treasury Notes,
             5.875% due 11/15/99).................   $ 3,300,000    $ 3,300,000
                                                     -----------    -----------
            TOTAL REPURCHASE AGREEMENT............     5,463,155      5,463,155
                                                     -----------    -----------
            TOTAL INVESTMENTS -- 99.94%...........   $72,914,859(a)  85,289,563
                                                     ===========
            CASH AND OTHER ASSETS IN EXCESS OF
             LIABILITIES -- 0.06%.................                       51,382
                                                                    -----------
            TOTAL NET ASSETS -- 100.00%...........                  $85,340,945
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $15,925,571
   Unrealized deprecation..........................................  (3,550,867)
                                                                    -----------
   Net unrealized appreciation..................................... $12,374,704
                                                                    ===========

 + American Depository Receipts.
 * Non-income producing security.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments -- December 31, 1996 (Unaudited)

 SHARES                                                    COST        VALUE
 ------                                                    ----        -----

         COMMON STOCKS -- 93.15%
         AUSTRALIA -- 4.63%
  33,000 Amcor Ltd.
          (Forest Products)..........................   $   237,392 $    212,001
  51,900 Boral Limited
          (Building & Materials).....................       135,535      147,545
  77,600 Broken Hill Proprietary Co. Ltd.
          (Metals - Diversified).....................     1,084,124    1,104,269
  27,050 Cra Limited (Mining)........................       400,580      424,238
 119,000 David Jones Limited
          (Retail Store)*............................       174,738      165,371
   7,491 Lend Lease Corp. Ltd.
          (Real Estate)..............................       120,076      145,146
 113,440 M.I.M. Holdings Ltd. (Mining)...............       146,870      158,546
  44,200 National Australia Bank Ltd. (Financial)....       397,861      519,468
  21,000 News Corp.
          (Publishing & Printing)....................        92,774       93,386
  93,097 News Corp. Ltd. Pfd.
          (Publishing & Printing)....................       504,162      490,884
  54,800 Pacific Dunlop Ltd.
          (Holding Company)..........................       121,298      139,253
  71,449 Qantas Airways Ltd. (Transportation)........       118,002      119,149
  52,200 Santos Ltd. (Oil & Gas).....................       170,403      211,405
  81,200 Westpac Bank Corp. (Financial)..............       348,053      461,684
  58,000 Woolworths Limited
          (Food - Retail)............................       143,376      139,556
  39,000 WMC Limited
          (Metals - Diversified).....................       260,514      245,592
                                                        ----------- ------------
                                                          4,455,758    4,777,493
                                                        ----------- ------------
         BELGIUM -- 3.12%
   2,900 Delhaize Freres NPV
          (Retail - Grocery).........................       122,200      171,859
   2,460 Electrabel NPV (Utilities)..................       547,169      580,816
   2,326 Fortis AG NPV (Insurance)...................       282,972      366,949
     500 Generale De Banque
          (Financial Services).......................       180,678      178,807
   1,370 Groupe Bruxells Lambert NPV
          (Financial Services).......................       175,927      175,945
   1,180 Kredietbank NPV (Financial).................       310,785      385,815
   1,210 Petrofina S.A. NPV
          (Oil & Gas)................................       358,884      384,212

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         BELGIUM (CONTINUED)
   2,220 Societe Generale de Belique Paris (Multi-
          Industries)...............................   $   169,781 $    173,786
     490 Solvay S.A. (Chemical).....................       277,440      299,240
     650 Tractebel NPV
          (Multi-Industries)........................       255,467      301,929
   2,870 Union Miniere NPV (Mining)*................       203,568      193,992
                                                       ----------- ------------
                                                         2,884,871    3,213,350
                                                       ----------- ------------
         CANADA -- 2.67%
   5,900 Alcan Aluminum Ltd. (Metals -
           Diversified).............................       194,441      199,034
   3,300 BCE Inc.
          (Telecom Services)........................       140,547      152,845
   5,400 Bank of Montreal (Financial)...............       128,904      171,729
   3,600 Barrick Gold Corp. (Mining)................        94,028      103,063
   4,100 Canadian National Railway Co.
          (Transportation)..........................       126,630      155,806
  13,500 Canadian Pacific Ltd.
          (Holding Company).........................       250,132      354,978
   5,200 Hudson's Bay Co.
          (Retail - Department Stores)..............        88,773       86,856
   4,900 Imperial Oil LTD
          (Oil & Gas)...............................       188,380      230,525
   5,300 Moore Corp. Ltd.
          (Business Equipment)......................        98,638      109,788
   6,200 Noranda Inc.
          (Metals - Diversified)....................       132,030      138,154
   2,000 Northern Telecom Ltd.
          (Telecommunications)......................        95,676      124,289
   9,300 Nova Corp of Alberta (Utilities)...........        81,692       82,418
   6,000 Royal Bank of Canada (Financial)...........       144,853      210,503
   5,200 Seagram Co. Ltd.
          (Wine & Spirits)..........................       184,837      205,763
  13,200 Thompson Corp.
          (Publishing & Printing)...................       195,462      291,247
   8,000 Trans Canada Pipeline (Utilities)..........       113,225      140,044
                                                       ----------- ------------
                                                         2,258,248    2,757,042
                                                       ----------- ------------
         FINLAND -- 1.43%
  51,700 Merita Ltd. (Banking)*.....................       124,758      160,371
  12,200 Nokia (Telecommunications).................       489,548      706,066
   7,100 Outokumpu
          (Metals - Steel)..........................       128,096      120,900
   2,900 Pohjola Insurance Co. (Insurance)..........        62,374       65,109

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         COMMON STOCKS (CONTINUED)
         FINLAND (CONTINUED)
   1,800 Sampo Insurance Co. (Insurance)............   $   119,773 $    141,735
  13,600 UPM - Kymmene Corp. (Paper Products).......       289,093      284,685
                                                       ----------- ------------
                                                         1,213,642    1,478,866
                                                       ----------- ------------
         FRANCE -- 9.41%
   2,548 Accor Ltd.
          (Leisure & Tourism).......................       326,696      320,285
   3,372 Alcatel Alsthom (Telecommunications).......       315,271      268,898
   1,600 AXA Sa. (Insurance)........................        92,536      101,020
  12,610 Banque National de Paris Cl. A
          (Financial)...............................       509,071      484,453
   1,088 CEP Communications (Broadcasting)..........         8,954        1,239
     988 CEP Communications Warrants Exp. 12/31/97
          (Broadcasting)*...........................        89,082       69,279
   2,999 Cie Bancaire SA
          (Financial Services)......................       319,071      352,304
   4,310 Cie de Saint Gobain (Building Materials)...       549,518      605,265
     790 Colas (Construction).......................       143,315      113,360
   5,718 Compagnie de Suez (Financial Services).....       239,908      241,339
   5,880 Credit Local de France (Financial
          Services).................................       491,954      508,497
     820 Gan (Insurance)*...........................        22,695       16,473
   6,290 Generale des Eaux (Utilities)..............       671,115      773,809
   1,100 Group Denome (Food)........................       170,216      152,161
   2,790 LVMH Moet Hennessey -Louis Vuitton
          (Wine & Spirits)..........................       580,037      773,473
   2,700 Lafarge SA
          (Building Materials)......................       164,745      160,811
     500 L'Oreal (Cosmetics)........................       158,235      186,924
   7,261 Michelin Cl. B
          (Tire & Rubber)...........................       328,151      389,118
   6,406 Pechiney Cert D'Invest (Metals)............       298,841      266,452
   6,050 Peugeot S.A.
          (Auto Related)............................       793,068      675,991
  14,800 Rhone-Poulenc Ord. (Pharmaceuticals).......       391,402      500,913
   5,300 Seita (Tobacco)............................       208,994      220,042
   5,064 Societe Generale (Financial)...............       551,155      543,536
   6,414 Societe Nationale Elf Acquitaine (Oil &
          Gas)......................................       482,360      579,588

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         FRANCE (CONTINUED)
   9,167 Total Co. Cl. B
          (Oil & Gas)...............................   $   613,665 $    740,136
  10,298 UAP (Insurance)............................       232,144      255,150
  27,800 Usiminas Sacilor (Metals)..................       404,339      401,573
                                                       ----------- ------------
                                                         9,156,538    9,702,089
                                                       ----------- ------------
         GERMANY -- 7.42%
     376 Allianz AG Holding (Insurance)**...........       692,326      681,954
  10,070 BASF AG (Chemical).........................       265,125      386,675
  13,690 Bayer AG (Chemical)........................       425,297      556,893
     525 Bayerische Motoren Werke AG (Auto
          Related)..................................       306,630      364,895
  10,770 Commerzbank AG (Banking)...................       239,800      272,773
   5,750 Daimler Benz AG
          (Auto Related)*...........................       308,655      394,805
  10,333 Deutsche Bank AG (Financial)...............       486,502      481,243
  17,450 Deutsche Telekon AG (Telecommunications)...       369,092      366,791
   4,450 Henkel KGAA Vorzug (Chemicals).............       220,428      222,817
   4,770 Hoechst AG (Chemicals).....................       138,464      224,627
   3,000 Hochtief AG
          (Building Materials)......................       134,689      118,539
     730 Man AG (Machinery
          & Engineering)............................       193,705      176,376
     973 Mannesmann AG (Machinery & Engineering)....       345,113      420,385
   3,112 Metro AG (Retail - Department Stores)......       267,936      249,960
     179 Muenchener Rueckver AG (Insurance).........       361,095      445,819
   1,171 Preussag AG
          (Holding Company).........................       315,271      264,344
   7,450 RWE AG (Oil & Gas).........................       287,170      314,639
   4,758 Schering AG (Pharmaceuticals)..............       370,292      400,353
   3,550 Siemens AG (Manufacturing).................       194,271      166,716
   1,850 Thyssen AG (Steel).........................       350,216      327,147
   8,632 Veba AG (Utilities)........................       394,245      497,634
     750 Volkswagon AG
          (Auto Related)............................       295,509      310,921
                                                       ----------- ------------
                                                         6,961,831    7,646,306
                                                       ----------- ------------
         HONG KONG -- 1.43%
  14,000 Cheung Kong Holdings (Real Estate).........        99,156      124,482
  31,000 China Light & Power (Electric -
           Distribution)............................       133,174      137,920

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         COMMON STOCKS (CONTINUED)
         HONG KONG (CONTINUED)
  19,000 Gouco Group Ltd.
          (Financial Services)......................   $    93,340 $    106,402
  12,700 Hang Seng Bank (Banking)...................       134,748      154,397
  54,000 Hong Kong Telecommunications (Telecom
          Services).................................        90,421       86,950
  34,000 Hutchison Whampoa (Diversified
          Operations)...............................       218,021      267,137
  22,000 New World Development (Transportation -
          Marine)...................................       114,728      148,668
  11,000 Sun Hung Kai Properties (Real Estate)......       114,603      134,798
  18,000 Swire Pacific Ltd. "A' (Airlines)..........       162,127      171,689
  28,000 Wharf Holdings (Real Estate)...............       112,382      139,783
                                                       ----------- ------------
                                                         1,272,700    1,472,226
                                                       ----------- ------------
         ITALY -- 2.99%
  17,510 Assic Generali (Insurance)**...............       376,005      332,505
  28,000 Daniele Di Risp (Engineering)..............        99,393      117,437
  18,000 Edison SPA (Utilities).....................        94,824      114,135
   5,900 Eni Ads - ADR+
          (Oil & Gas)...............................       193,992      304,588
  49,000 Ente Nazionale Idrocarburi (Oil)...........       234,056      251,958
 117,000 Fiat Spa (Auto Related)....................       233,958      193,583
  40,000 Instituto Mobiliare Italiano Spa (Financial
          Services).................................       264,662      343,461
  63,000 Instituto Nazionale D Assicurazi
          (Insurance)...............................        84,970       82,225
  21,000 Italgas (Utilities)........................        58,922       87,870
  11,000 Mediobanca Spa
          (Financial Services)**....................        71,681       59,468
 358,740 Montedison Spa
          (Multi-Industries)*.......................       257,876      245,005
  15,000 Rinascente (Retail -Department Store)......        89,153       87,186
  23,000 Rinascente Savings (Retail - Department
          Store)....................................        57,937       58,943
   1,400 Rinascente Savings -Warrants Exp 12/31/99
          (Retail - Department Store)*..............           595          619
  25,000 Sai Risp (Insurance).......................       102,510       89,085

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         ITALY (CONTINUED)
 220,000 Telecom Italia Mobile
          de Risp (Telecommunications)..............   $   247,330 $    314,597
 203,000 Telecom Italia de Risp
          (Telecommunications)......................       295,127      396,882
                                                       ----------- ------------
                                                         2,762,991    3,079,547
                                                       ----------- ------------
         JAPAN -- 25.09%
  47,000 Amada
          (Hand/Machine Tools)......................       488,760      364,812
  56,000 Asahi Glass Co.
          (Building Materials)......................       630,243      526,434
  40,000 Canon, Inc.
          (Business Equipment)......................       742,584      883,139
  16,500 Canon Sales
          (Business & Public Services)..............       390,896      367,141
  41,000 Citizen Watch Co. (Jewelry)................       322,056      293,489
  41,000 Dai Nippon Printing (Publishing &
          Printing).................................       694,070      717,809
  29,000 Daiichi Pharmaceutical
          Co. LTD
          (Pharmaceutical)..........................       438,214      465,201
  46,000 Daikin Kogyo Co.
          (Machinery &
          Engineering)..............................       436,036      408,624
  22,000 Daiwa House Industries
          (Manufacturing/Housing)...................       334,994      282,708
  29,000 Denso Corp. (Auto Parts)...................       554,201      697,801
  18,600 Fanuc Co.
          (Electronic Components)...................       772,364      595,136
  26,000 Fujitsu
          (Computer Equipment)......................       276,613      242,173
  89,000 Hitachi Ltd.
          (Electrical & Electronics)................       913,073      828,978
  13,000 Honda Motor Co.
          (Auto Related)............................       274,369      371,108
  58,000 Inax (Building Materials)..................       556,782      429,185
  14,000 Isetan
          (Retail - Department Store)...............       201,864      181,113
  16,000 Ito-Yokado Co.
          (Retail - Grocery)........................       885,980      695,472
  23,000 Kaneka Corp. (Chemicals)...................       147,306      117,628
  49,000 Keio Teito Electric Railway
          (Transportation)..........................       286,992      239,189
  50,000 Kintetsu
          (Kinki Nippon Railway)
          (Transportation)..........................       381,976      311,772

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 SHARES                                                  COST        VALUE
 ------                                                  ----        -----

         COMMON STOCKS (CONTINUED)
         JAPAN (CONTINUED)
  50,000 Kirin Brewery Co. Ltd. (Brewery)...........  $   579,723 $    491,591
   9,000 Kokuyo (Office/Business)...................      224,452      221,992
  41,000 Kuraray Co. Ltd. (Chemicals)...............      433,697      378,353
   4,000 Kyocera Corp. (Electronic).................      273,881      249,073
  10,000 Maeda Road Construction (Construction &
          Engineering)..............................      186,129      115,567
  72,000 Matsushita Electric Co. (Electronic
          Components)...............................    1,181,507    1,173,609
  55,000 Mitsubishi Paper Mills (Forest Products &
          Paper)....................................      325,173      214,877
  74,000 NGK Insulators
          (Industrial Components)...................      732,757      702,027
   4,300 Nintendo (Toys)............................      293,593      307,434
  28,000 Nippon Meat Packers
          (Food Processing).........................      390,661      362,225
  32,000 Nippon Steel Corp. (Steel).................      105,195       94,386
  47,000 Okumura (Construction).....................      390,107      285,364
 187,000 Osaka Gas Corp. (Utilities)................      644,092      511,246
  34,000 Sankyo Pharmaceutical (Pharmaceuticals)....      790,443      961,794
  24,000 Sanwa Bank (Banking).......................      431,220      327,038
  10,000 Secom Co.
          (Business &
          Public Services)..........................      640,060      604,571
  17,000 Seino Transport
          (Trucking & Leasing)......................      269,967      187,667
  87,000 Sekisui House (Manufacturing/Housing)......    1,052,579      885,382
  42,000 Shinmaywa Industries
          (Auto Related)............................      376,305      308,978
  13,700 Sony Corp.
          (Electrical &
          Electronics)..............................      784,525      896,792
  37,000 Sumitomo Electric
          (Metal Fabricate/
          Hardware).................................      477,745      516,947
  48,000 Sumitomo Trust & Banking (Financial).......      906,677      691,332
  33,000 Takeda Chemical Industries
          (Pharmaceuticals).........................      494,525      691,591
   8,000 TDK Corp.
          (Electrical &
          Electronics)..............................      430,295      520,914

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         JAPAN (CONTINUED)
  42,200 The Bank of Tokyo-Mitsubishi, Ltd.
          (Financial - Bank)........................   $   868,313 $    782,492
  41,000 Tokio Marine & Fire (Insurance)............       483,919      385,425
  20,200 Tokyo Electric Power (Utilities)...........       522,375      442,501
  34,000 Tokyo Steel (Steel)........................       646,189      483,829
  31,000 Tonen Corp. (Oil & Gas)....................       458,169      360,931
 178,000 Toray Industries Inc. (Chemical)...........     1,142,344    1,097,629
 107,000 Toshiba Corp.
          (Electrical &
          Electronics)..............................       779,746      671,807
  26,000 Toyo Suisan Kaisha
          (Food Processing).........................       270,367      260,113
  11,000 Toyota Motor Corp.
          (Auto Related)............................       228,518      315,913
  22,000 Yamazaki Baking Co., Ltd. (Food
          Processing)...............................       397,853      351,013
                                                       ----------- ------------
                                                        27,942,474   25,871,315
                                                       ----------- ------------
         MALAYSIA -- 1.23%
  23,000 Hume Industries
          (Building Materials)......................       115,484      144,866
  41,000 Kuala Lumpur
          (Misc - Materials)........................        92,171      103,945
  42,000 Land & General Holdings (Forest Products &
          Paper)....................................       103,747      100,658
   8,000 Malayan Banking (Financial)................        77,347       88,734
  30,000 Malaysia International Shipping
          (Transportation)..........................        90,300       89,130
   4,000 Nestle Malaysia
          (Food Processing).........................        32,267       32,166
  39,000 Public Bank BHD (Financial)................        80,542       82,653
  18,000 Resorts World Berhad (Entertainment).......       104,069       82,000
  38,000 Sime Darby Berhad
          (Holding Company).........................       103,962      149,778
  14,000 Telecom Malaysia (Telecommunications)......       126,689      124,782
  45,000 Tenaga Nasional (Utilities)................       187,970      215,695
   9,000 YTL Corporation Berhad (Construction)......        45,396       48,487
                                                       ----------- ------------
                                                         1,159,944    1,262,894
                                                       ----------- ------------
         NETHERLANDS -- 5.95%
   7,895 ABN-Amro Holdings NV (Financial)...........       341,360      512,739
   1,100 Akzo Nobel (Chemicals).....................       129,505      149,997

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         COMMON STOCKS (CONTINUED)
         NETHERLANDS (CONTINUED)
   2,220 DSM NV (Chemical)..........................   $   194,363 $    218,575
   2,800 Hoogovens & Staalf (Steel).................       107,628      116,485
  21,071 International Nederlanden Group
          (Financial)...............................       521,072      757,275
   4,600 KLM-Konin Luchvaart (Airlines).............       125,608      129,173
  13,024 Koninklijke NV (Telecommunications)........       461,885      495,916
   6,550 Philips Electronics (Electronic
          Components)...............................       273,426      264,922
   2,100 Royal Dutch Petroleum -ADR+ (Oil & Gas)....     1,347,564    1,779,912
  10,170 Royal Dutch Petroleum
          (Oil & Gas)...............................       271,558      358,575
   4,460 Unilever NV
          (Food Processing).........................       587,504      787,529
   7,656 Vendex International N.V. (Retail).........       269,986      326,907
  11,600 Verenigde Ned Uitgev
          Ver Bezit
          (Publishing & Printing)...................       182,384      241,960
                                                       ----------- ------------
                                                         4,813,843    6,139,965
                                                       ----------- ------------
         NEW ZEALAND -- 3.27%
 584,900 Brierly Investment Co. (Multi-Industries)..       496,236      541,717
 201,400 Carter Holt Harvey (Forest Products &
          Paper)....................................       452,855      457,071
 133,400 Fletcher Challenge Paper Ltd. (Forest
          Products & Paper)**.......................       242,502      274,453
  73,700 Fletcher Challenge Energy Ltd. (Oil &
          Gas)**....................................       204,439      213,634
  68,700 Fletcher Challenge Building Ltd. (Building
          & Materials)**............................       198,265      211,283
 132,917 Fletcher Forestry (Forest Products &
          Paper)....................................       214,107      222,715
   3,100 New Zealand Telecom -ADR+
          (Telecommunications)......................       192,345      251,100
 234,800 Telecom Corp of New Zealand
          (Telecommunications)......................     1,045,880    1,198,546
                                                       ----------- ------------
                                                         3,046,629    3,370,519
                                                       ----------- ------------
         SINGAPORE -- 0.06%
   9,600 Jardine Matheson Holdings (Financial
          Services).................................        64,095       63,360
                                                       ----------- ------------

 SHARES                                                   COST        VALUE
 ------                                                   ----        -----

         SPAIN -- 3.52%
   1,000 Acerinox SA (Steel)........................   $   117,861 $    144,999
   5,000 Banco Bilbao Vizcaya (Financial)...........       168,444      270,907
   5,210 Banco Central Hisponoamericano
          (Financial)...............................       112,530      134,297
   1,200 Banco Popular Espanol (Financial)..........       205,955      236,513
   4,600 Banco Santander S.A. (Financial)...........       210,309      295,455
     900 BCO Intercon (Banking).....................        87,892      140,029
   9,306 Compania Sevillana de Electricadad
          (Utilities)...............................        76,380      106,093
   6,100 Empresa Nac Electric (Utilities)...........       334,195      435,647
   1,600 Fomento De Construcciones (Construction)...       130,843      149,637
     700 Gas Natural SDG
          (Gas Production)..........................       123,305      163,395
  31,800 Iberdrola S.A. (Utilities).................       277,241      452,249
   2,400 Mapfire Corp. (Insurance)..................       116,559      146,731
   2,300 Repsol S.A. - ADR+
          (Oil & Gas)...............................        75,038       87,688
   6,400 Repsol S.A. (Oil & Gas)....................       203,450      246,344
  20,400 Telfonica de Espana (Telecommunications)...       291,708      475,390
   2,800 Vallehermoso SA
          (Real Estate).............................        49,153       60,921
   5,300 Viscofan
          (Food Processing).........................        82,669       77,833
                                                       ----------- ------------
                                                         2,663,532    3,624,128
                                                       ----------- ------------
         SWITZERLAND -- 1.60%
     100 ABB AG-Bearer (Engineering)................       118,647      123,480
   1,014 CS Holding Co. (Financial).................        99,387      103,400
     431 Nestle SA
          (Food Processing).........................       452,924      459,320
     363 Novartis AG (Pharmaceuticals)..............       341,713      412,427
      35 Roche Holding
          AS - Genusshein (Pharmaceuticals).........       258,116      270,339
     105 Schweiz Bankgesellschaft (Financial).......       104,462       91,342
      28 Societe Generale Surveillance (Commercial
          Services).................................        62,730       68,318
     455 Zurich Versicherung (Insurance)............       117,297      125,527
                                                       ----------- ------------
                                                         1,555,276    1,654,153
                                                       ----------- ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 SHARES                                                  COST        VALUE
 ------                                                  ----        -----

         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM -- 19.33%
  25,000 Abbey National PLC (Commercial Banks)......  $   292,516 $    326,368
  20,000 Bank of Scotland
          (Financial Services)......................       92,562      105,291
  15,900 Bass PLC (Brewery).........................      188,718      222,765
  85,300 Bat Industries (Tobacco)...................      653,095      705,260
  19,100 Booker PLC
          (Food Processing).........................      119,691      130,214
 191,000 British Energy PLC (Utilities).............      381,535      479,134
 180,500 British Gas PLC (Utilities)................      691,566      691,512
  88,519 British Petroleum Co. PLC (Oil & Gas)......      732,796    1,058,162
 150,800 British Steel PLC (Steel/Iron).............      411,317      413,031
 175,600 British Telecom PLC (Telecommunications)...    1,040,311    1,182,164
  23,115 Charter (Multi-Industries).................      315,948      292,093
 104,400 Coats Viyella
          (Textiles & Apparel)......................      310,728      236,951
  84,000 FKI PLC (Electronics)......................      226,997      289,559
 178,700 General Electric PLC (Electrical &
          Electronics)..............................      971,685    1,164,915
  27,800 Glaxo Wellcome PLC (Pharmaceuticals).......      377,364      449,738
 116,900 Grand Metropolitan PLC (Wine & Spirits)....      797,375      915,658
  87,600 Guinness (Wine & Spirits)..................      660,955      683,914
  28,000 H.S.B.C. Holdings PLC (Financial
          Services).................................      480,370      624,033
 175,400 Hanson PLC
          (Holding Company).........................      350,942      243,946
 128,100 Hillsdown Holdings
          (Food Processing).........................      382,040      437,205
 146,200 House of Fraser (Retail -Department
          Store)....................................      357,623      382,968
   9,000 Imperial Chemical Industries PLC
          (Chemicals)...............................      114,515      118,030
  63,500 Legal & General Group PLC (Insurance)......      249,487      403,109
 149,700 Lloyds TSB Group PLC (Financial)...........      710,598    1,099,768
  75,100 Marks & Spencers PLC (Retail - Dept
          Store)....................................      554,719      629,257
   1,506 Millenium Chemicals (Chemicals)............       38,615       26,726

 SHARES                                                    COST        VALUE
 ------                                                    ----        -----

         UNITED KINGDOM (CONTINUED)
  61,100 Mirror Group PLC (Publishing & Printing)....   $   173,156 $    224,696
  43,500 National Power (Utilities)..................       323,463      362,998
  25,700 National Westminster Bank (Financial).......       261,630      300,640
  77,000 Northern Foods PLC (Foods)..................       256,090      268,714
  72,300 P & O Steam (Transportation)................       601,351      727,942
  13,110 Reckitt & Colman (Household Products).......       148,968      161,975
  22,400 Redland (Building Materials)................       140,929      140,097
  56,000 RJB Mining PLC (Mining).....................       434,400      410,925
  41,211 Royal Insurance Group (Insurance)...........       219,579      312,602
  28,600 RTZ Corp. (Mining)..........................       418,720      457,067
  59,000 Sainsbury (J) PLC (Food)....................       345,029      390,652
  47,400 Scottish Hydro
          (Utilities - Electric).....................       232,222      265,313
 174,700 Sears (Retail -
          Department Store)..........................       276,104      283,219
 118,300 Sedgwick Group (Insurance)..................       239,888      265,471
  33,500 Smithkline Beecham (Pharmaceuticals)........       347,398      462,773
  67,506 Smurfit (Jefferson) Group...................       186,119      199,870
  47,600 Tesco
          (Retail - Grocery).........................       210,937      287,958
  34,600 Thames Water (Utilities)....................       295,756      361,650
  16,000 Unilever
          (Food Processing)..........................       308,252      386,761
  42,500 Vodafone (Telecommunications)...............       159,696      178,777
  14,000 Yorkshire Water PLC (Water).................       141,880      169,268
                                                        ----------- ------------
                                                         17,225,635   19,931,139
                                                        ----------- ------------
         TOTAL -- COMMON STOCK.......................    89,438,007   96,044,392
                                                        ----------- ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

 PRINCIPAL
   AMOUNT                                              COST           VALUE
 ---------                                             ----           -----

            TIME DEPOSIT -- 5.23%
 $5,390,000 Banker Trust Co.,
             6.25% Due 01/02/97..................   $ 5,390,000    $  5,390,000
                                                    -----------    ------------
            TOTAL INVESTMENTS --98.38%...........   $94,828,007(a)  101,434,392
                                                    ===========
            Cash and Other Assets in Excess of
             Liabilities --1.62%.................                     1,674,970
                                                                   ------------
            TOTAL NET ASSETS --100.00%...........                  $103,109,362
                                                                   ============

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $10,833,502
   Unrealized depreciation.........................................  (4,227,117)
                                                                    -----------
   Net unrealized appreciation..................................... $ 6,606,385
                                                                    ===========

 +American Depository Receipts.
 *Non-income producing security.
**Passive Foreign Investment Companies.

                                         VALUE ON
                                        SETTLEMENT    CURRENT    APPRECIATION
                               EXPIRING    DATE        VALUE    (DEPRECIATION)
FORWARD CURRENCY CONTRACTS     -------- ----------- ----------- --------------
Currency Purchased
Canadian Dollar............... 2/20/97  $ 6,768,244 $ 6,728,604    ($39,640)
Italian Lira.................. 2/20/97    1,416,492   1,426,102        9,610
Swedish Krona................. 2/20/97    1,634,669   1,591,529     (43,140)
                                        ----------- -----------   ----------
 Total Currency Purchased               $ 9,819,405 $ 9,746,235    ($73,170)
                                        =========== ===========   ==========
Currency Sold
Belgian Franc................. 2/20/97  $ 1,555,236 $ 1,478,056   $   77,180
German Mark................... 2/20/97    4,586,260   4,430,742      155,518
French Franc.................. 2/20/97    7,726,477   7,516,080      210,397
Hong Kong Dollar.............. 2/20/97      840,249     838,825        1,424
Japanese Yen.................. 2/20/97    3,546,228   3,284,896      261,332
Netherlands Guilder........... 2/20/97    4,904,366   4,689,090      215,276
Swiss Franc................... 2/20/97    1,634,669   1,499,219      135,450
                                        ----------- -----------   ----------
 Total Currency Sold                    $24,793,485 $23,736,908   $1,056,577
                                        =========== ===========   ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments -- December 31, 1996 (Unaudited)

  CREDIT  PRINCIPAL                                                    VALUE
 RATINGS*   AMOUNT         SECURITY DESCRIPTION            COST      (NOTE 2)
 -------- ---------        --------------------            ----      --------
                     MUNICIPAL OBLIGATIONS -- 98.93%
                     ALABAMA -- 0.74%
 NR/NR    $   40,000 Homewood Alabama Special Care
                      Facility, Financing Authority
                      Hospital Revenue Refunding,
                      Lakeshore Hospital Project
                      Series B, 8.25%, 02/01/04 (Pre-
                      Refunded 02/01/99 @ 102).......   $    42,775 $    43,350
 NR/NR       180,000 Pell City Alabama Industrial
                      Development, Shelby Steel
                      Fabricators, 7.70% 09/01/01
                      (Loc-Southtrust Bank)+.........       182,378     182,938
                                                        ----------- -----------
                                                            225,153     226,288
                                                        ----------- -----------
                     ARIZONA -- 1.55%
 NR/AAA      155,000 Gila County Arizona Industrial
                      Development Authority Revenue,
                      Inspiration Copper Pollution
                      Control, 11.25%, 04/01/01......       164,225     167,206
 NR/A-       300,000 Valley Housing Development
                      Revenue, Section 8 Assistance,
                      8.00%, 10/01/20................       307,228     304,500
                                                        ----------- -----------
                                                            471,453     471,706
                                                        ----------- -----------
                     ARKANSAS -- 13.83%
 Aaa/AAA   2,400,000 Arkansas State Development
                      Finance Authority, 5.10%,
                      10/01/16.......................     2,400,000   2,430,000
 Aa/NR       210,000 Arkansas State Development
                      Finance Authority, 9.375%,
                      08/01/14.......................       216,953     216,785
 A1/AA     1,100,000 Rogers Arkansas Sales & Use Tax
                      Revenue, 5.00%, 11/01/15.......     1,100,000   1,113,750
 Aaa/NR      427,594 Springdale Arkansas Residential
                      Housing Series A, 7.65%,
                      09/01/11.......................       447,608     447,905
                                                        ----------- -----------
                                                          4,164,561   4,208,440
                                                        ----------- -----------
                     CALIFORNIA -- 3.19%
 Baa1/NR     140,000 Chino California University
                      School District, Capital
                      Construction Project,
                      Series A, 8.00%, 09/01/04 .....       149,906     151,900
 NR/A+       500,000 City of Vallejo Housing
                      Authority, Multi-Family Housing
                      Revenue, 5.00%, 06/01/07
                      (mandatory put 06/01/99 @ 100)
                      (Surety Bond - Continental
                      Casualty)......................       500,000     502,500
 NR/A        310,000 Los Angeles Community
                      Redevelopment Agency Housing
                      Revenue, 5.50%, 12/01/05.......       310,000     315,038
                                                        ----------- -----------
                                                            959,906     969,438
                                                        ----------- -----------
                     COLORADO -- 1.92%
 Aa/NR       355,000 Aurora Colorado Housing
                      Authority, Single-Family Mtg.
                      Revenue, 7.30%, 05/01/10.......       378,948     379,850
 A/NR        125,000 Commerce City Colorado Single
                      Family Mortgage Revenue, Series
                      A, 6.875%, 03/01/12............       128,191     130,625
 NR/A+        70,000 Denver Colorado City & County
                      Industrial Development Revenue,
                      6.50%, 06/01/99................        72,341      72,450
                                                        ----------- -----------
                                                            579,480     582,925
                                                        ----------- -----------
                     CONNECTICUT -- .75%
 A2/NR       145,000 Connecticut State Development
                      Authority, Health Care Project,
                      5.50%, 09/01/97
                      (Surety Bond - Aetna/Cigna
                      etc.)..........................       145,521     145,435
 AAA          80,000 **Connecticut State Resource
                      Recovery Authority, 7.625%,
                      01/01/09 (Escrowed to
                      Maturity)......................        82,400      83,414
                                                        ----------- -----------
                                                            227,921     228,849
                                                        ----------- -----------
                     DELAWARE -- 3.63%
 NR          550,000 **Wilmington Delaware Hospital
                      Revenue, Osteopathic Hospital
                      Series A,
                      10.00%, 10/01/03 (Pre-Refunded
                      10/01/98 @ 102)................       609,194     608,438
 NR          494,565 Wilmington Delaware Industrial
                      Development, 8.085%, 10/01/04..       496,463     496,420
                                                        ----------- -----------
                                                          1,105,657   1,104,858
                                                        ----------- -----------
                     FLORIDA -- .64%
 Aaa/NR      185,000 Orange County Housing Authority
                      Revenue, 8.10%, 11/01/21 (GNMA
                      Collateral)+...................       196,847     196,100
                                                        ----------- -----------
                     GEORGIA -- 1.49%
 Aa3/AA-     200,000 Cobb County Housing Authority,
                      Multi-Family Housing Revenue,
                      7.50%, 01/01/97
                      (LOC - Sun Trust)..............       200,000     200,000
 A1/A-       160,000 Dalton Georgia Electric & Gas
                      Revenue, 6.375%, 01/01/08......       162,293     161,670
 AAA          90,000 Fulton County Housing Authority,
                      Single Family Revenue, 6.20%,
                      03/01/13
                      (GNMA Collateral)+.............        90,646      92,475
                                                        ----------- -----------
                                                            452,939     454,145
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

  CREDIT  PRINCIPAL
 RATINGS*   AMOUNT                                         COST        VALUE
 -------- ---------                                        ----        -----

                     MUNICIPAL OBLIGATIONS
                      (CONTINUED)
                     ILLINOIS -- 3.90%
 A1/AA-   $  100,000 Illinois State, General
                      Obligation Bonds, 4.75%,
                      08/01/99.......................   $    99,700 $   100,027
 NR/A        180,000 Macomb Illinois Elderly Housing
                      Corp. Revenue, 7.25%, 09/01/98
                      (Hud Sect. 8)..................       182,795     183,375
 Aaa/AAA     500,000 **St. Clair County Public
                      Building Revenue, 8.00%,
                      12/01/05 (MBIA) (Escrowed to
                      Maturity)......................       500,000     507,820
 A/NR        380,000 Woodridge Mortgage Revenue,
                      Series 1992-1, 7.25%,
                      12/01/10.......................       398,258     394,725
                                                        ----------- -----------
                                                          1,180,753   1,185,947
                                                        ----------- -----------
                     INDIANA -- 1.48%
 A/NR        330,000 **Indiana Health Facility
                      Financing Authority, Revenue,
                      9.25%, 10/01/17
                      (Pre-Refunded 10/01/97 @ 102)..       357,415     349,968
 Aaa/AAA      95,000 **Indiana State Toll Road
                      Revenue, 10.00%, 01/01/00 (Pre-
                      Refunded 01/01/98 @ 100).......        99,171      99,129
                                                        ----------- -----------
                                                            456,586     449,097
                                                        ----------- -----------
                     LOUISIANA -- .69%
 NR/AAA      210,000 Jefferson Parish Home Mortgage
                      Authority, Series A, 4.85%,
                      12/01/01
                      (FNMA/GNMA Collateral)+........       210,043     210,000
                                                        ----------- -----------
                     MARYLAND -- 1.23%
 NR/A+       375,000 Montgomery County Housing
                      Authority, Multi-Family
                      Revenue, 6.00%, 02/01/07
                      (mandatory put 02/01/97 @ 100)
                      (insured by New England
                      Mutual)........................       375,630     375,233
                                                        ----------- -----------
                     MASSACHUSETTS-0.25%
 NR/A-        75,000 Plymouth County Massachusetts,
                      Certificates of Participation,
                      Series A, 6.10%, 04/01/98......        76,844      76,406
                                                        ----------- -----------
                     MINNESOTA -- 1.36%
 NR/A-       400,000 Apple Valley Housing Development
                      Revenue, 7.40%, 08/01/98 (LOC -
                       Banque Paribas)...............       410,679     413,000
                                                        ----------- -----------
                     MICHIGAN -- 5.54%
 A/A       1,305,000 Michigan State Housing
                      Development Authority, Home
                      Improvement,
                      Series B, 7.65%, 12/01/12+.....     1,375,712   1,383,300
 Aa/NR       295,000 Michigan State Strategic Fund,
                      6.00%, 02/01/00................       300,596     300,900
                                                        ----------- -----------
                                                          1,676,308   1,684,200
                                                        ----------- -----------
                     MISSISSIPPI -- 3.10%
 NR/NR       225,000 Mississippi Business Finance
                      Corp. Industrial Development
                      Authority, Series 1996,
                      Landau Uniforms Project, 4.50%,
                      09/01/97.......................       224,430     225,974
 NR/NR       250,000 Mississippi Business Finance
                      Corp. Industrial Development
                      Authority, Series 1996,
                      Landau Uniforms Project, 4.80%,
                      09/01/98.......................       248,951     250,000
 NR/NR        95,000 Mississippi Business Finance
                      Corp. Industrial Development
                      Authority, Series 1995,
                      The Taylor Group Project,
                      5.20%, 05/01/97................        95,158      95,280
 Aaa/AAA     100,000 Mississippi Development Bank
                      Special Obligation Revenue
                      Refunding,
                      Adams County Hospital Revenue
                      Project, 4.50%, 07/07/97.......       100,132     100,394
 Aaa/NR      275,000 Mississippi Home Corp. Mortgage
                      Access Program, Single-Family
                      Mtg. Revenue,
                      Series A, 4.50%, 06/01/99 (GNMA
                      MBS Collateral)+...............       274,808     272,938
                                                        ----------- -----------
                                                            943,479     944,586
                                                        ----------- -----------
                     MISSOURI -- 1.83%
 Aaa/AAA     530,000 St. Louis County, Single-Family
                      Mtg. Revenue, 9.25%, 10/01/16
                      (AMBAC)........................       541,921     559,150
                                                        ----------- -----------
                     MONTANA -- 0.22%
 NR/A         65,000 North Kansas City, Hospital
                      Revenue, 5.70%, 03/01/98
                      (Escrowed to Maturity).........        65,587      65,488
                                                        ----------- -----------
                     NEBRASKA -- 0.81%
 A1/NR       175,000 Consumer Public Power District
                      Nebraska Nuclear Facilities
                      Revenue, 5.10%, 01/01/03.......       175,066     175,109
 Aaa/NR       70,000 **Douglas County, Hospital
                      Authority Revenue, 7.25%,
                      10/01/98 (Escrowed to
                      Maturity)......................        71,795      71,575
                                                        ----------- -----------
                                                            246,861     246,684
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

  CREDIT   PRINCIPAL
 RATINGS*    AMOUNT                                        COST        VALUE
 --------  ---------                                       ----        -----

                      MUNICIPAL OBLIGATIONS
                       (CONTINUED)
                      NEW HAMPSHIRE -- 0.08%
 Aa/AA+    $   25,000 New Hampshire State Business
                       Finance Authority, Manchester
                       Airport Project,
                       5.35%, 01/01/97+..............   $    25,000 $    25,000
                                                        ----------- -----------
                      NEW JERSEY -- 2.89%
 NR/A+        880,000 South Jersey Port Corp. Marine
                       Terminal 4.90%, 01/01/08......       880,000     880,000
                                                        ----------- -----------
                      OHIO -- 2.06%
 A/A          465,000 Cleveland Ohio Airport Systems
                       Revenue, 7.00%, 01/01/06......       479,704     476,732
 Baa/BBB      145,000 Miami County Ohio Hospital
                       Facility Refunding Revenue,
                       Upper Valley Medical Center A,
                       8.375%, 05/01/13..............       149,552     150,207
                                                        ----------- -----------
                                                            629,256     626,939
                                                        ----------- -----------
                      PENNSYLVANIA -- 20.08%
 NR/NR        735,000 Allegheny County Hospital
                       Development Revenue, 8.50%
                       06/01/01......................       744,149     749,810
 NR/NR        670,000 Chartiers Valley Pennsylvania
                       Industrial & Varible Rate,
                       Colonial Building Partner,
                       5.625%, 12/01/15..............       673,390     673,337
 Aa/AA         25,000 Chester County Solid Waste
                       Revenue, Series B, 6.65%,
                       01/01/98 (Cnty. GTD)..........        25,392      25,610
 Aa3/AA-       40,000 Delaware County Industrial
                       Development Authority, Series
                       A, 7.65%, 12/01/01
                       (LOC - Bank of America).......        41,618      41,820
 NR/NR        105,000 **Edgewood Pennsylvania School
                       District, 5.90%, 08/01/99
                       (Escrowed to Maturity)........       106,862     105,067
 MIG1/NR      200,000 Ephrata Pennsylvania School
                       District, 5.40%, 12/15/97.....       201,061     203,282
 NR/NR         25,000 **Erie Public School Authority
                       School Revenue, 6.50%,
                       09/01/97 (Escrowed to
                       Maturity).....................        25,214      25,142
 A2/NR        285,000 Greene County Pennsylvania
                       Industrial Development
                       Authority, Pollution Control
                       Revenue, 6.300%, 02/01/02.....       285,445     285,314
 A1/NR        120,000 Haverford School District
                       Revenue, 3.99%, 06/01/97
                       (Escrowed to Maturity)........       118,036     118,273
 Aaa/AAA       15,000 Neshaminy Pennsylvania School
                       District, 6.00%, 06/01/98
                       (FGIC)........................        15,000      15,134
 Aa/AA        550,000 Pennsylvania Housing Finance
                       Authority, Single Family Mtg.,
                       Series 27, 8.10%, 10/01/10+...       569,971     568,563
 A1/AA-       440,000 Pennsylvania State General
                       Obligation Revenue, 5.50%,
                       10/01/97......................       442,818     443,216
 Baa1/BBB+  1,280,000 Philadelphia Hospital & High
                       Ed. Revenue, 5.50%, 07/01/98..     1,279,262   1,288,000
 Aaa/AAA      415,000 Philadelphia Hospital & High Ed
                       Authority, Moss Rehabilitation
                       Hospital Revenue, 6.90%,
                       07/01/00 (AMBAC)..............       432,906     450,275
 Aaa/AAA      430,000 Pittsburgh General Obligation
                       Bonds, Series B, 7.00%,
                       03/01/01 (FGIC)
                       (Partial Pre-Refunded 03/01/97
                       @ 102)........................       440,459     440,471
 NR/A         400,000 Scranton-Lackawanna Health &
                       Welfare Authority, St. Josephs
                       Hospital, 7.75%, 12/15/15
                       (LOC - PNC)...................       404,000     408,772
 NR/AAA       265,000 Windber Area Authority Hospital
                       Revenue, Windber Hospital
                       Project, 4.75%, 02/01/00
                       (FHA).........................       264,669     268,313
                                                        ----------- -----------
                                                          6,070,252   6,110,399
                                                        ----------- -----------
                      TEXAS -- 9.52%
 Aaa/NR       825,000 Hamilton County Industrial
                       Development Authority, Multi-
                       Family Housing Revenue, 6.25%,
                       10/01/08 (mandatory put
                       10/01/97 @ 100) (Loc -
                       Guardian S & L)...............       827,106     829,843
 NR/A+        400,000 Hendersonville Industrial
                       Development Authority, Multi-
                       Family Housing Revenue,
                       5.375%, 02/01/06 (mandatory
                       put 02/01/98 @ 100) (Surety
                       Bond Continental Casualty)....       402,265     400,276
 Aaa/NR       615,000 Metro Government Nashville &
                       Davidson County Tennessee,
                       Industrial Development Board
                       Revenue, 6.25%, 07/01/02......       633,446     632,756
 NR/AA      1,000,000 Shelby County Health & Housing
                       Facility, Multi-Family Housing
                       Revenue, 6.00%, 10/01/02......     1,034,547   1,033,750
                                                        ----------- -----------
                                                          2,897,364   2,896,625
                                                        ----------- -----------
                      VIRGINIA -- 2.71%
 NR           540,000 King George County Industrial
                       Development Authority, King
                       County
                       Elementary School, 4.875%,
                       08/01/98......................       539,163     539,852
 NR/AA        275,000 Virginia State Water and Sewer
                       Revenue, Series B, 8.7%,
                       11/01/11 (FNMA GIC)...........       283,556     285,439
                                                        ----------- -----------
                                                            822,719     825,291
                                                        ----------- -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
LIMITED DURATION MUNICIPAL BOND PORTFOLIO
Portfolio of Investments (continued) -- December 31, 1996 (Unaudited)

  CREDIT  PRINCIPAL
 RATINGS*   AMOUNT                                      COST           VALUE
 -------- ---------                                     ----           -----

                     MUNICIPAL OBLIGATIONS
                      (CONTINUED)
                     WASHINGTON -- 9.76%
  NR/A    $2,750,000 Washington State Health Care
                      Facilities Authority
                      Revenue, 7.875%, 10/01/09...   $ 2,965,482    $ 2,970,000
                                                     -----------    -----------
                     WEST VIRGINIA -- 2.80%
  A/A        845,000 West Virginia Board of
                      Regions, University of
                      Virginia, 6.60%, 04/01/06...       845,000        850,805
                                                     -----------    -----------
                     WISCONSIN -- .88%
  Aa/AA      265,000 Wisconsin Housing & Economic
                      Development Authority,
                      Series B, 6.625%, 09/01/20
                      (Gemic Pool insured)+.......       265,428        266,326
                                                     -----------    -----------
                     TOTAL NOTES AND BONDS........    29,969,109     30,103,925
                                                     -----------    -----------
               4,491 Provident Institutional
                      Funds--0.01%................         4,491          4,491
                                                     -----------    -----------
                     TOTAL INVESTMENTS -- 98.94%..    29,973,600(a)  30,108,416
                                                     -----------    -----------
                     Cash and Other Assets in
                      Excess of Liabilities --
                       1.06%......................                      321,840
                                                                    -----------
                     TOTAL ASSETS 100.00%.........                  $30,430,256
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation............................................ $163,963
   Unrealized depreciation............................................  (29,147)
                                                                       --------
   Net unrealized appreciation........................................ $134,816
                                                                       ========

 * Moody/Standard & Poors.
** Pre-Refunded/Escrowed to Maturity.
 + Subject to Alternative Minimum Tax.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (Unaudited) December 31, 1996

                                                          SMALL
                                                      CAPITALIZATION INTERNATIONAL  LIMITED DURATION
                         VALUE EQUITY  GROWTH EQUITY      EQUITY        EQUITY       MUNICIPAL BOND
                             FUND          FUND            FUND          FUND             FUND
                         ------------  -------------  -------------- -------------  ----------------
ASSETS:
 Investments, at value.. $88,810,664   $129,549,347    $79,826,408   $101,434,392     $30,108,416
  Repurchase agreements,
 at cost................          --        640,000      5,463,155             --              --
                         -----------   ------------    -----------   ------------     -----------
 Total Investments, at
  value (Total cost
  $78,974,236;
  $109,023,145;
  $72,914,859;
  $94,828,007;
  $29,973,600)..........  88,810,664    130,189,347     85,289,563    101,434,392      30,108,416
 Cash...................          --         48,440         66,762        546,893              --
Foreign Cash (cost
 $414,957)..............          --             --             --        413,784              --
Interest and dividends
 receivable.............     148,645        152,086         97,722        382,300         473,451
 Receivable from brokers
 for investments sold...      30,816        564,365             --         94,191              --
 Foreign tax reclaim....          --             --             --        116,060              --
 Unrealized appreciation
  on foreign currency
  exchange contracts....          --             --             --        983,407              --
 Deferred organizational
 expense................      22,409         27,643         22,628         22,291          23,200
 Other receivable.......          --             --             --             --           1,016
                         -----------   ------------    -----------   ------------     -----------
   Total Assets.........  89,012,534    130,981,881     85,476,675    103,993,318      30,606,083
                         -----------   ------------    -----------   ------------     -----------
LIABILITIES:
 Cash Overdraft.........       7,690             --             --             --              --
 Dividends payable......          --             --             --             --         129,381
 Payable for investments
 purchased..............          --         89,660         63,603        750,498              --
 Accrued expenses and
 other payables:
Investment advisory
 fees...................      12,822         18,944         45,850         74,636          11,978
 Administration fees....      20,506         30,877         19,216         16,586              --
 Organization costs.....       4,240             --             --             --              --
 Other..................      34,403         89,705          7,060         42,236          11,631
                         -----------   ------------    -----------   ------------     -----------
   Total Liabilities....      79,661        229,186        135,729        883,956         152,990
                         -----------   ------------    -----------   ------------     -----------
NET ASSETS..............  88,932,873     30,752,695     85,340,946    103,109,362      30,453,093
                         ===========   ============    ===========   ============     ===========
COMPOSITION OF NET
ASSETS:
 Capital Stock..........       7,318         10,733          6,976          8,999           3,027
 Additional paid-in
 capital................  77,411,216    110,551,352     71,953,058     94,785,777      30,420,495
 Undistributed net
 investment income
 (loss).................         (44)         8,560          1,990       (578,263)          1,016
 Accumulated
  undistributed net
  realized gains
  (losses) from
  investment
  transactions..........   1,677,955       (984,152)     1,004,218      1,290,055        (106,261)
 Net unrealized
  appreciation from
  investments
  and foreign currency
  transactions..........   9,836,428     21,166,202     12,374,704      7,602,794         134,816
                         -----------   ------------    -----------   ------------     -----------
NET ASSETS.............. $88,932,873   $130,752,695    $85,340,946   $103,109,362     $30,453,093
                         ===========   ============    ===========   ============     ===========
SHARES OF BENEFICIAL
INTEREST:
Shares of beneficial
 interest outstanding...   7,318,367     10,732,584      6,975,527      8,999,151       3,027,202
                         ===========   ============    ===========   ============     ===========
Net asset value--
redemption price per
 share..................      $12.15         $12.18         $12.23         $11.46          $10.06
                         ===========   ============    ===========   ============     ===========

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 1996

                                                        SMALL
                                                    CAPITALIZATION INTERNATIONAL LIMITED DURATION
                         VALUE EQUITY GROWTH EQUITY     EQUITY        EQUITY      MUNICIPAL BOND
                             FUND         FUND           FUND          FUND            FUND
                         ------------ ------------- -------------- ------------- ----------------
INVESTMENT INCOME:
 Interest income........ $ 1,010,389   $    87,467    $  150,219    $  139,084       $772,517
 Dividend income........      34,687       542,555       343,046     1,209,932             --
Foreign Tax
 witholding.............          --            --            --      (134,616)            --
                         -----------   -----------    ----------    ----------       --------
   Total Income.........   1,045,076       630,022       493,265     1,214,400        772,517
                         -----------   -----------    ----------    ----------       --------
EXPENSES:
Investment advisory
 fees (Note 3)..........     138,902       209,307       180,707       201,276         35,628
Administration fees
 (Note 3)...............      39,686        59,802        36,123        44,728         14,251
Custodian and
 accounting fees (Note
 3).....................      19,389        28,495        21,135        36,375         12,603
 Legal and audit fees...      14,309        21,860        12,686        16,176          5,954
Deferred organization
 expenses...............       3,097         3,097         3,097         3,097          3,097
Registration and filing
 fees...................       6,564         9,810         6,025         9,275             25
Trustees' fees and
 expenses...............       1,078         1,620         1,454         1,514          1,100
Transfer agent fees
 (Note 3)...............       2,561         2,537         2,650         2,892          1,539
Printing costs..........       1,200         1,200         1,200         1,200            500
Other...................      23,252        38,989        16,762        45,927         14,098
                         -----------   -----------    ----------    ----------       --------
Total Expenses..........     250,038       376,717       281,839       362,460         88,795
Expenses voluntarily
 reduced................          --            --            --            --        (14,251)
                         -----------   -----------    ----------    ----------       --------
   Total Expenses.......     250,038       376,717       281,839       362,460         74,544
                         -----------   -----------    ----------    ----------       --------
 Net Investment Income..     795,038       253,305       211,426       851,940        697,973
                         -----------   -----------    ----------    ----------       --------
REALIZED/UNREALIZED
GAINS (LOSSES) FROM
INVESTMENTS:
 Net realized gains
  (losses) from
  investment
  transactions..........   3,319,807     1,259,292     1,522,590     1,537,547        (56,797)
 Net realized gain on
  foreign currency
  transactions..........          --            --            --       493,737             --
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........   6,154,859    10,665,018     8,121,916     1,769,451        249,436
 Net change in
  unrealized gain on
  foreign currency
  transactions..........          --            --            --       996,409             --
                         -----------   -----------    ----------    ----------       --------
 Net realized/unrealized
  gains (losses) from
  investments...........   9,474,666    11,924,310     9,644,506     4,797,144        192,639
                         -----------   -----------    ----------    ----------       --------
 Change in net assets
 resulting from
 operations............. $10,269,704   $12,177,615    $9,855,932    $5,649,084       $890,612
                         ===========   ===========    ==========    ==========       ========

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                                                                                   SMALL CAPITALIZATION
                             VALUE EQUITY FUND          GROWTH EQUITY FUND             EQUITY FUND
                          -------------------------  --------------------------  -------------------------
                           SIX MONTHS     PERIOD      SIX MONTHS      PERIOD      SIX MONTHS     PERIOD
                             ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                          DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                              1996        1996(A)       1996         1996(B)         1996        1996(C)
                          ------------  -----------  ------------  ------------  ------------  -----------
FROM INVESTMENT
ACTIVITIES:               (unaudited)                 (unaudited)                (unaudited)
OPERATIONS:
 Net investment income..  $   795,038   $ 1,243,269  $    253,305  $    315,106  $   211,426   $   451,975
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........    3,319,807     3,455,493     1,259,292    (1,676,431)   1,522,590     1,014,438
 Net change in
  unrealized
  appreciation from
  investments and
  foreign currency
  transactions..........    6,154,859     3,681,569    10,665,018    10,501,184    8,121,916     4,252,788
                          -----------   -----------  ------------  ------------  -----------   -----------
 Change in net assets
  resulting from
  operations............   10,269,704     8,380,331    12,177,615     9,139,859    9,855,932     5,719,201
                          -----------   -----------  ------------  ------------  -----------   -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
 income.................     (795,038)   (1,243,242)     (244,700)     (315,151)    (209,608)     (451,803)
 In excess of net
 investment income......          (71)           --            --            --           --            --
 From net realized
 gains..................   (3,319,807)     (125,771)     (567,013)           --   (1,522,590)           --
 In excess of realized
 capital gains..........   (1,651,767)           --            --            --      (10,220)           --
                          -----------   -----------  ------------  ------------  -----------   -----------
 Change in net assets
  from shareholder
  distributions.........   (5,766,683)   (1,369,013)     (811,713)     (315,151)  (1,742,418)     (451,803)
                          -----------   -----------  ------------  ------------  -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................   11,562,020    71,825,228    15,353,380   116,643,472   17,353,988    62,623,020
 Dividends reinvested...    5,407,953     1,323,521       716,754       283,304    1,551,245       399,593
 Cost of shares
 redeemed...............   (4,042,753)   (8,677,435)   (7,219,901)  (15,234,924)  (3,180,339)   (6,807,473)
                          -----------   -----------  ------------  ------------  -----------   -----------
 Change in net assets
  from capital
  transactions..........   12,927,220    64,471,314     8,850,233   101,691,852   15,724,894    56,215,140
                          -----------   -----------  ------------  ------------  -----------   -----------
 Change in net assets...   17,430,241    71,482,632    20,216,135   110,516,560   23,838,408    61,482,538
NET ASSETS:
 Beginning of period....   71,502,632        20,000   110,536,560        20,000   61,502,538        20,000
                          -----------   -----------  ------------  ------------  -----------   -----------
 End of period..........  $88,932,873   $71,502,632  $130,752,695  $110,536,560  $85,340,946   $61,502,538
                          ===========   ===========  ============  ============  ===========   ===========

(a)For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b)For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c)For the period September 5, 1995 (commencement of operations) through June 30, 1996.

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                                                          LIMITED DURATION
                         INTERNATIONAL EQUITY FUND       MUNICIPAL BOND FUND
                         ---------------------------  --------------------------
                          SIX MONTHS       PERIOD      SIX MONTHS      PERIOD
                             ENDED         ENDED         ENDED         ENDED
                         DECEMBER 31,     JUNE 30,    DECEMBER 31,    JUNE 30,
                             1996         1996(A)         1996        1996(B)
                         -------------- ------------  ------------  ------------
FROM INVESTMENT
ACTIVITIES:                (unaudited)                 (unaudited)
OPERATIONS:
 Net investment income.. $     851,940  $    855,126  $    697,973  $    734,790
 Net realized gains
  (losses) from
  investments and
  foreign currency
  transactions..........     2,031,284     2,394,013       (56,797)      (49,464)
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  foreign currency
  transactions..........     2,765,860     4,836,934       249,436       (86,458)
                         -------------  ------------  ------------  ------------
 Change in net assets
 resulting from
 operations.............     5,649,084     8,086,073       890,612       598,868
                         -------------  ------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
 income.................      (851,940)   (1,399,229)     (696,957)     (762,952)
 In excess of net
 investment income......      (578,263)           --            --            --
 From net realized
 gains..................    (2,031,284)      (31,312)           --            --
 In excess of net
 realized gains.........      (528,543)           --            --            --
                         -------------  ------------  ------------  ------------
 Change in net assets
  from shareholder
  distributions.........    (3,990,030)   (1,430,541)     (696,957)     (762,952)
                         -------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued.................    23,559,053    73,530,380    18,030,743    43,425,188
 Dividends reinvested...     3,509,672     1,306,700       530,474       703,436
 Cost of shares
 redeemed...............    (3,350,292)   (3,780,737)  (17,786,524)  (14,499,795)
                         -------------  ------------  ------------  ------------
 Change in net assets
 from capital
 transactions...........    23,718,433    71,056,343       774,693    29,628,829
                         -------------  ------------  ------------  ------------
 Change in net assets...    25,377,487    77,711,875       968,348    29,464,745
NET ASSETS:
 Beginning of period....    77,731,875        20,000    29,484,745        20,000
                         -------------  ------------  ------------  ------------
 End of period.......... $ 103,109,362  $ 77,731,875  $ 30,453,093  $ 29,484,745
                         =============  ============  ============  ============

(a)For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b)For the period October 10, 1995 (commencement of operations) through June 30, 1996.

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 1996

  1. DESCRIPTION. The Hirtle Callaghan Trust (the "Trust") was incorporated in Delaware on December 15, 1994. The Trust is currently comprised of five portfolios: The Value Equity Portfolio ("Value Portfolio") (commencement date August 25, 1995), The Growth Equity Portfolio ("Growth Portfolio") (commencement date August 8, 1995), The Small Capitalization Equity Portfolio ("Small Cap Portfolio") (commencement date September 5, 1995), The International Equity Portfolio ("International Portfolio") (commencement date August 17, 1995), and The Limited Duration Municipal Bond Portfolio ("Limited Duration Portfolio") (commencement date October 10, 1995) (collectively the "Portfolios"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management series investment company. Each Portfolio operates as a diversified fund.

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Those assets that are traded on an exchange or in the over-the-counter market are valued based upon market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees. Other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Trust's Trustees. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration Portfolio declares dividends from net investment income daily and distributes them on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

    D. Federal Income Taxes. It is the policy of each of the Portfolios to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

    E. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations. In the event any of the initial shares of the Portfolios are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1996

    F. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or on another reasonable basis.

    G. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars, non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

      (i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      (ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause results to differ from these amounts.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (the "Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager is paid a fee based on average net assets, calculated and accrued daily and paid monthly at annual rates of 0.30% for the Value and Growth Portfolios, 0.45% for the Small Cap Portfolio, 0.40% for the International Portfolio, and 0.20% for the Municipal Bond Portfolio. For the six month period ended December 31, 1996, the Investment Managers earned fees of $119,059, $179,407, $162,646, $178,912, and $28,502, for the Value, Growth, Small Cap, International and Limited Duration Portfolios, respectively.

  The Investment Managers are as follows:

    Value Portfolio -- Hotchkis & Wiley; Institutional Capital Corporation.

    Growth Portfolio -- Jennison Associates Capital Corp.; Westfield Capital Management Company, Inc.

    Small Cap Portfolio -- Clover Capital Management, Inc.; Frontier Capital Management Company.

    International Portfolio -- Brinson Partners, Inc.

    Limited Duration Portfolio -- Morgan Grenfell Capital Management
    Incorporated.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI") (the "HCCI Consulting Agreement"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act. For the six month period ended December 31, 1996, HCCI earned fees of $19,843, $29,900, $18,061, $22,364, and $7,126, for the Value, Growth, Small Cap, International and Limited Duration Portfolios, respectively.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1996

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains distribution disbursing and transfer agency services. BISYS assumed these functions during the six month period ended December 31, 1996, following the acquisition by The BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, LLC ("Furman"), which organization had previously provided these services to the portfolios.

  Administrative services are currently provided to the Trust by BISYS under the terms of an administration agreement ("Administration Agreement") between BISYS and the Trust. Previously, such services were provided by Furman pursuant to an agreement that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Administration Agreement. These services include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of the Trust's Registration Statement under Federal and state laws.

  Pursuant to the Administration Agreement, BISYS is entitled to receive from the Trust an annual fee, payable monthly and accrued daily, of 0.10% of the average daily net assets of the Trust. For administration services during the six month period ended December 31, 1996, the Portfolios paid to BISYS and Furman, in the aggregate, $39,686 for the Value Portfolio; $59,802 for the Growth Portfolio; $36,123 for the Small Cap Portfolio; $44,728, for the International Portfolio; and $14,251, for the Limited Duration Portfolio. The service providers waived fees of $14,251 for the Limited Duration Portfolio during the six month period ending December 31, 1996.

  Transfer agency services and dividend and capital gain disbursing agent services, are currently provided to the Trust pursuant to a Transfer Agency Agreement between the Trust and BISYS ("Transfer Agency Agreement"). Previously, such services were provided by Furman pursuant to an agreement that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Transfer Agency Agreement. For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $15.00 per account per year, plus certain out-of-pocket expenses. During the six month period ended December 31, 1996, the respective Portfolios paid to BISYS and Furman, in the aggregate, transfer agency fees of $2,561, for the Value Portfolio; $2,537, for the Growth Portfolio; $2,651, for the Small Cap Portfolio; $2,892 for the International Portfolio; and $1,539, for the Limited Duration Portfolio.

  Portfolio accounting services, including assistance in the calculation of the net assets values of the Portfolio and certain other accounting services, are currently provided to the Trust pursuant to a Fund Accounting Agreement between the Trust and BISYS ("Fund Accounting Agreement"). Previously, such services were provided by Furman pursuant to an agreement ("Prior Accounting Agreement") that was, with respect to the services to be provided to, and the fees payable by, the Trust, substantially the same as the Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS is entitled to receive a fee of $150,000 per year, plus certain out-of-pocket expenses covering the services provided to all five portfolios. During the six month period ended December 31, 1996, the respective Portfolios paid to BISYS and Furman, in the aggregate, accounting fees of $19,389, for the Value Portfolio; $28,495, for the Growth Portfolio; $21,135 for the Small Cap Portfolio; $36,375, for the International Portfolio; and $12,603 for the Limited Duration Portfolio. As in effect before June 30, 1996, the Prior Accounting Agreement provided for accounting fees of $30,000 per Portfolio.

  The ratio of expenses to average net assets for each Portfolio was as follows: Value -- 0.63%, Growth -- 0.63%, Small Cap -- 0.78%, International -- 0.81%, and Limited Duration -- 0.43%. These ratios reflect fee waivers by the Administrator to the Limited Duration Portfolio in the amount of $14,251.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1996

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six month period ended December 31, 1996, were as follows:

                                       PURCHASES    SALES
                                       ---------- ----------
           Value...................... 58,781,240 49,764,145
           Growth..................... 54,619,005 47,532,158
           Small Cap.................. 27,934,220 15,004,750
           International.............. 29,170,971  9,214,880
           Limited Duration........... 20,517,169 15,881,871

  5. CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue unlimited shares of capital stock with a par value of $0.001 each. Transactions in shares of the Portfolios for the six month period ended December 31, 1996, were as follows:

                                                                           LIMITED
                            VALUE      GROWTH    SMALL CAP  INTERNATIONAL  DURATION
                          ---------  ----------  ---------  ------------- ----------
Beginning balance.......  6,228,426   9,930,197  5,557,917    6,906,122    2,947,568
                          ---------  ----------  ---------    ---------   ----------
Shares sold.............    983,913   1,366,083  1,563,492    2,089,708    1,785,938
Shares issued in
reinvestment of
dividends and
distributions...........    444,174      59,124    130,494      305,248       64,112
Shares redeemed.........   (338,146)   (622,820)  (276,376)    (301,927)  (1,770,416)
                          ---------  ----------  ---------    ---------   ----------
Net increase in shares..  1,089,941     802,387  1,417,610    2,093,029       79,634
                          ---------  ----------  ---------    ---------   ----------
Ending balance..........  7,318,367  10,732,584  6,975,527    8,999,151    3,027,202
                          =========  ==========  =========    =========   ==========

  6. DERIVATIVE INSTRUMENTS. The International Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. The Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on their portfolio holdings.

  A forward foreign exchange contract is a commitment to sell or buy a foreign currency at a future date at a negotiated exchange rate. The Portfolio bears the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities.

  The gain or loss from the difference between the cost of original contracts and the amount realized upon closing of such contracts is included in net realized gain on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1996, are recorded for financial reporting purposes as unrealized gains and losses by the Portfolio.

  7. CAPITAL LOSS CARRYOVERS. At June 30, 1996, the Growth and Limited Duration Portfolios had net capital loss carryovers of $1,527,636 and $48,759, respectively, which will be available through June 2004 to offset future capital gains, if any, of the respective Portfolios.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                   SMALL CAPITALIZATION
                             VALUE EQUITY FUND          GROWTH EQUITY FUND              EQUITY FUND
                           -----------------------     -----------------------     -----------------------
                            SIX MONTHS     PERIOD       SIX MONTHS     PERIOD       SIX MONTHS     PERIOD
                              ENDED        ENDED          ENDED        ENDED          ENDED        ENDED
                           DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                               1996       1996(A)          1996       1996(B)          1996       1996(C)
                           ------------   --------     ------------   --------     ------------   --------
                           (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
Net Asset Value,
 Beginning of Period.....    $ 11.48      $ 10.00        $  11.13     $  10.00       $ 11.07      $ 10.00
                             -------      -------        --------     --------       -------      -------
Investment Activities
 Net investment income...       0.12         0.22            0.02         0.04          0.03         0.10
 Net realized and
  unrealized gain on
  investments and foreign
  currency transactions..       1.41         1.51            1.10         1.13          1.39         1.07
                             -------      -------        --------     --------       -------      -------
 Total from Investment
  Activities.............       1.53         1.73            1.12         1.17          1.42         1.17
                             -------      -------        --------     --------       -------      -------
Distributions
 From net investment
 income..................      (0.12)       (0.22)          (0.02)       (0.04)        (0.03)       (0.10)
 From realized gains.....      (0.49)       (0.03)          (0.05)          --         (0.23)          --
 In excess of realized
 gains...................      (0.25)          --              --           --            --           --
                             -------      -------        --------     --------       -------      -------
 Total Distributions.....      (0.86)       (0.25)          (0.07)       (0.04)        (0.26)       (0.10)
                             -------      -------        --------     --------       -------      -------
Net Asset Value, End of
Period...................    $ 12.15      $ 11.48        $  12.18     $  11.13       $ 12.23      $ 11.07
                             =======      =======        ========     ========       =======      =======
Total Return (e).........      13.30%       17.28%          10.12%       11.69%        12.82%       11.82%
Ratios/Supplementary
Data:
 Net Assets at end of
 period (000)............    $88,933      $71,503        $130,753     $110,537       $85,341      $61,503
 Ratio of expenses to
  average net assets.....       0.63%(d)     0.63%(d)        0.63%(d)     0.63%(d)      0.78%(d)     0.78%(d)
 Ratio of net investment
  income to average net
  assets.................       2.00%(d)     2.55%(d)        0.42%(d)     0.46%(d)      0.59%(d)     1.33%(d)
 Ratio of expenses to
  average net assets*....       0.63%(d)     0.68%(d)        0.63%(d)     0.68%(d)      0.78%(d)     0.90%(d)
 Portfolio Turnover Rate
 (e).....................      65.95%       92.00%          41.64%       80.00%        22.75%       38.00%
 Average commission rate
 paid (f)................    $0.0379      $    --        $ 0.0597     $     --       $0.0564      $    --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(c) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(d) Annualized.
(e) Not annualized
(f) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for prior periods.

See notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                               INTERNATIONAL             LIMITED DURATION
                                EQUITY FUND             MUNICIPAL BOND FUND
                           -----------------------     -----------------------
                            SIX MONTHS     PERIOD       SIX MONTHS     PERIOD
                              ENDED        ENDED          ENDED        ENDED
                           DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                              1996        1996(A)          1996       1996(B)
                           ------------   --------     ------------   --------
                           (UNAUDITED)                 (UNAUDITED)
Net Asset Value,
Beginning of Period......    $  11.26     $ 10.00        $ 10.00      $ 10.00
                             --------     -------        -------      -------
Investment Activities
 Net investment income...        0.10        0.16           0.25         0.35
 Net realized and
 unrealized gain on
 investments and foreign
 currency transactions...        0.56        1.35           0.06         0.01
                             --------     -------        -------      -------
 Total from Investment
 Activities..............        0.66        1.51           0.31         0.36
                             --------     -------        -------      -------
Distributions
 From net investment
 income..................       (0.10)      (0.24)         (0.25)       (0.36)
 In excess of net
 invetment income........       (0.06)         --             --           --
 From realized gains.....       (0.24)      (0.01)            --           --
 In excess of realized
 gains...................       (0.06)         --             --           --
                             --------     -------        -------      -------
 Total Distributions.....       (0.46)      (0.25)         (0.25)       (0.36)
                             --------     -------        -------      -------
Net Asset Value, End of
Period...................    $  11.46     $ 11.26        $ 10.06      $ 10.00
                             ========     =======        =======      =======
Total Return (e).........        5.90%      15.15%          3.11%        3.60%
Ratios/Supplementary
Data:
 Net Assets at end of
 period (000)............    $103,109     $77,732        $30,453      $29,485
 Ratio of expenses to
 average net assets......        0.81%(c)    0.81%(c)       0.43%(c)     0.53%(c)
 Ratio of net investment
 income to average net
 assets..................        1.90%(c)    1.75%(c)       4.89%(c)     4.78%(c)
 Ratio of expenses to
 average net assets*.....        0.81%(c)    0.92%(c)       0.53%(c)     0.81%(c)
 Portfolio Turnover Rate
 (e).....................       10.97%      15.00%         60.79%      116.00%
 Average commission rate
 paid (d)................    $ 0.0213     $    --        $    --      $    --

--------
* During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b) For the period October 10, 1995 (commencement of operations) through June 30, 1996.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged. Disclosure is not required for prior periods.
(e) Not annualized.

See notes to financial statements.

                           THE HIRTLE CALLAGHAN TRUST

TRUSTEES

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

DAVID M. SPUNGEN*

RICHARD W. WORTHAM

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

SPONSOR                              COUNSEL
-------                              -------
Hirtle Callaghan & Company, Inc.     Stradley Ronon Stevens & Young
575 East Swedesford Road             2600 One Commerce Square
Wayne, Pennsylvania 19087            Philadelphia, Pennsylvania 19103



ADMINISTRATOR AND DISTRIBUTOR        INDEPENDENT ACCOUNTANTS
-----------------------------        -----------------------
BISYS Fund Services                  Coopers & Lybrand L.L.P.
3435 Stelzer Road                    2400 Eleven Penn Center
Columbus, Ohio 43219                 Philadelphia, Pennsylvania 19103

CUSTODIAN
---------
Bankers Trust Company
14 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.